As filed with the Securities and Exchange Commission on October 5, 2009

File No. 333-161465

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2

☐ Post-Effective Amendment No.

FINANCIAL INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (303) 623-2577

JoEllen L. Legg, Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copies to:

Peter H. Schwartz, Esquire

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Jay G. Baris

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY  10036

Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment is being filed for the purpose of incorporating changes made to the Registration Statement that was previously filed with the Commission in connection with the proposed merger, including filing as exhibits the signed Independent Registered Public Accounting Firm’s consent and the opinion and consent of counsel.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Old Mutual China Fund

A Message from the Fund’s President

October 5, 2009

Dear Shareholder:

I am writing to ask for your vote on an important matter that affects your investment in the Old Mutual China Fund, a series portfolio of Old Mutual Funds I (the “Trust”).  While you are, of course, welcome to join us at the Old Mutual China Fund shareholders’ meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

You are being asked to vote on the following matter(s):

1.              Approval of a proposed reorganization of the Old Mutual China Fund into the Clough China Fund, a newly created series of Financial Investors Trust (the “New Fund”).  In the reorganization, your Old Mutual China Fund shares would, in effect, be exchanged, on a tax-free basis, for shares of the New Fund with an equal aggregate net asset value.

2.              Approval of an Investment Sub-Advisory Agreement between Old Mutual Capital, Inc., Old Mutual China Fund’s investment adviser; Clough Capital Partners, LP (“Clough”); and Old Mutual Funds I, on behalf of the Old Mutual China Fund, appointing Clough as the investment sub-adviser to the Old Mutual China Fund (the “Clough Sub-Advisory Agreement”).

3.              Transact such other business as may properly come before the meeting or any adjournments thereof.

The New Fund was created to acquire the assets of the Old Mutual China Fund, and will carry on the business of the Old Mutual China Fund and inherit its performance and financial history.  The Board expects that the proposed reorganization, if approved by shareholders, will take effect during the fourth calendar quarter of 2009.

The Trust’s Board of Trustees has unanimously approved the proposed reorganization.  In determining to recommend approval of the reorganization, the Board of Trustees of the Old Mutual China Fund considered the following factors, among others:

•                  The overall expenses of the Class A shares and Class C shares of the New Fund will be lower than those of the corresponding classes of the Old Mutual China Fund.  The overall expenses of Class I shares of the New Fund will be the same as those of the Institutional Class shares of the Old Mutual China Fund.  The New Fund will not offer Class Z shares.  Holders of Class Z shares of the Old Mutual China Fund will receive Class A shares of the New Fund, which bear net annual operating  expenses that are anticipated to be 15 basis points higher than those of the Class Z shares.

•                  ALPS Advisors, Inc. (“ALPS Advisors”) has agreed to cap expenses of each of Class A, Class C and Class I shares of the New Fund at or below the current levels of the corresponding classes of the Old Mutual China Fund at least through December 31, 2010.

•                  Shareholders of the Old Mutual China Fund will not bear the cost of the Reorganization.

•                  The New Fund would have the same investment objective and substantially similar investment policies as the Old Mutual China Fund;

•                  The Reorganization is intended to be tax-free;

•                  The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of the Old Mutual China Fund, although shareholders of the New Fund will not have exchange privileges; and

•                  The fact that the Old Mutual China Fund has not been able to attract sufficient assets so as to achieve desired economies of scale.  Moreover, OMCAP has advised the Board that it would likely not be in a position to continue subsidizing the Old Mutual China Fund through fee waivers and reimbursement of expenses beyond December 31, 2009.

The Board of Trustees has concluded that: (1) the Reorganization is in the best interests of the Old Mutual China Fund, and (2) the interests of the existing shareholders of the Old Mutual China Fund will not be diluted as a result of the Reorganization.

In addition, the Old Mutual China Fund’s previous sub-adviser, Clay Finlay LLC (“Clay Finlay”) discontinued its operations as of the end of July 2009.  As a result, on July 14, 2009, the Board determined to terminate the investment sub-advisory agreement with Clay Finlay, and approve Clough as Old Mutual China Fund’s sub-adviser, effective at the close of business on July 17, 2009, on an interim basis, pending shareholder approval of the reorganization or, alternatively, shareholder approval of the Clough Sub-Advisory Agreement.

The Board of Trustees recommends that you vote for this proposal.

Included in this booklet is information about the upcoming shareholders’ meeting, including:

•                  A Notice of a Special Meeting of Shareholders, which summarizes the proposal for which you are being asked to provide voting instructions; and

•                  A Prospectus/Proxy Statement, which provides detailed information on the New Fund, the specific proposal being considered at the shareholders’ meeting, and why the proposal is being made.

Whether or not you plan to attend the shareholder meeting, your vote is needed.  Please review the enclosed materials thoroughly and once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card or authorize your proxy by telephone or internet.  A postage-paid envelope is enclosed for mailing.  You may receive more than one proxy card.  If so, please vote each one.

Your prompt return of the enclosed proxy card will save the necessity and expense of further solicitations.

Your vote is important to us.  If you have questions about any proposal, please contact Old Mutual Capital, Inc. at (888) 772-2888.

Sincerely,

/s/ Julian F. Sluyters
Julian F. Sluyters
President
Old Mutual Funds I

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NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF OLD MUTUAL CHINA FUND

A SERIES OF OLD MUTUAL FUNDS I

This is the formal agenda for your Fund’s special shareholders’ meeting.  It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of Old Mutual China Fund, a series of Old Mutual Funds I (the “Trust”) will be held at the offices of Old Mutual Capital Inc., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, on December 7, 2009 at 10:00 a.m. Mountain time, to consider the following:

Proposal 1:  Approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Old Mutual China Fund to the Clough China Fund, a newly created series of Financial Investors Trust (the “New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all liabilities of the Old Mutual China Fund, and the distribution of such shares to the shareholders of the Old Mutual China Fund in complete liquidation and termination of the Old Mutual China Fund.

Proposal 2:  Approval of an Investment Sub-Advisory Agreement between Old Mutual Capital, Inc., Old Mutual China Fund’s investment adviser; Clough Capital Partners, LP (“Clough”); and Old Mutual Funds I, on behalf of the Old Mutual China Fund, appointing Clough as the investment sub-adviser to the Old Mutual China Fund (the “Clough Sub-Advisory Agreement”).

Proposal 3:  Transact such other business as may properly come before the meeting, or any adjournments thereof.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

The close of business on August 27, 2009 has been set as the record date for determining the shareholders of the Old Mutual China Fund entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Board of Trustees

/s/ Andra C. Ozols
Andra C. Ozols
Secretary, Old Mutual Funds I

October 5, 2009

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED OR AUTHORIZE YOUR PROXY BY TELEPHONE OR ON THE INTERNET SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

QUESTIONS & ANSWERS

OLD MUTUAL FUNDS I

Old Mutual China Fund

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal affecting the Old Mutual China Fund, a series portfolio of Old Mutual Funds I (the “Trust”), which will require your vote.

Q.                                   What is happening?

A.                                    Old Mutual Capital, Inc. (“OMCAP” or “Current Fund Adviser”), the investment adviser of the Old Mutual China Fund, has recommended and the Board of Trustees has approved a proposal to reorganize the Old Mutual China Fund (the “Reorganization”).

Q.                                   What issue am I being asked to vote on?

A.                                    You are being asked to vote on a proposal to merge the Old Mutual China Fund into the Clough China Fund, a newly created series of Financial Investors Trust (the “New Fund”).  The New Fund is a “shell” fund that was created to acquire the assets of the Old Mutual China Fund.  Upon the completion of the Reorganization, the Old Mutual China Fund will distribute shares of the New Fund pro rata to shareholders, who will then become shareholders of the New Fund.

Q.                                   Why has this proposal been made for the Old Mutual China Fund?

A.                                    The Old Mutual China Fund’s sub-adviser, Clay Finlay LLC (“Clay Finlay”), was discontinuing its operations at the end of July 2009, and absent other suitable investment managers for the Old Mutual China Fund, OMCAP did not believe the Old Mutual China Fund was a viable investment option going forward.  OMCAP then conducted a comprehensive search for a replacement manager for the Old Mutual China Fund and the Trust hired Clough Capital Partners, LP (“Clough”) as interim sub-adviser to the Old Mutual China Fund effective July 17, 2009.  OMCAP then sought and recommended to the Board an organization that would be in a position to administer the Old Mutual China Fund’s assets, gather additional assets and continue to provide a high level of services to shareholders of the Old Mutual China Fund.  This organization, Financial Investors Trust (“FIT”), has created the New Fund to acquire the assets of the Old Mutual China Fund and has also hired Clough to serve as sub-adviser to the New Fund.  In addition, ALPS Advisors, Inc. (“ALPS Advisors” or “New Fund Adviser”) will serve as investment adviser to the New Fund.

Q.                                   Will the investment objective or investment policies change as a result of the Reorganization?

A.                                    The New Fund will have the same investment objective and substantially similar investment policies as the Old Mutual China Fund. The investment objective of the Old Mutual China Fund is fundamental, which means it cannot be changed without a shareholder vote. The investment objective of the New Fund is non-fundamental, which means it can be changed without a shareholder vote.  The New Fund has no present intention to change its investment objective.

Q.                                   Will I have to pay federal income tax as a result of the Reorganization?

A.                                    The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Shareholders are not expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

Q.                                   Will the Reorganization change sales charges (loads)?

A.                                    Shareholders of Class A, Class C and Institutional Class of the Old Mutual China Fund will be subject to the same sales charges in the New Fund as they were subject to in the Old Mutual China Fund prior to the

Reorganization.  Shareholders of Class Z of the Old Mutual China Fund will receive Class A shares of the New Fund.  Although investors who purchase new Class A shares typically must pay an initial sales charge (load) of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00%, these charges will be waived for Class Z Old Mutual China Fund shareholder accounts that receive Class A shares as a result of the Reorganization.

Q.                                   Will the Reorganization result in higher advisory fees?

A.                                    No.  The advisory fees are expected to remain the same for the New Fund.

Q.                                   Will the Reorganization change total annual fund operating expenses?

A.                                    Based on the operating expenses of the Old Mutual China Fund as of July 31, 2009 and the estimated expenses for the New Fund for the current fiscal year, shareholders of each class of the Old Mutual China Fund are expected to experience lower total annual fund operating expenses in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, before taking into account any contractual fee waivers or expense reimbursement arrangements.

Q.                                   Will the Reorganization change net annual fund operating expenses?

A.                                    Based on the operating expenses of the Old Mutual China Fund as of July 31, 2009 and the estimated expenses for the New Fund for the current fiscal year, shareholders of Class Z of the Old Mutual China Fund are expected to experience net annual fund operating expenses that will be 15 basis points higher in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.  Shareholders of Class A and Class C of the Old Mutual China Fund are expected to experience lower net annual fund operating expenses in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.  Shareholders of the Institutional Class of the of the Old Mutual China Fund are expected to experience the same  net annual fund operating expenses in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.

Q.                                   How will the Reorganization affect me?

A.                               Assuming shareholders approve the Reorganization, the assets and liabilities of the Old Mutual China Fund will be combined with those of the New Fund, an account will be set up in your name and you will receive shares of the appropriate class of the New Fund and the Old Mutual China Fund will liquidate. The value of the shares of the New Fund you receive in the Reorganization will equal the value of the shares of the Old Mutual China Fund you own immediately prior to the Reorganization.

Q.                                   Who will pay the expenses of the Reorganization?

A.                                    The New Fund’s investment adviser (or its affiliate) will pay for all proxy-related costs associated with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

Q.                                   Will I be charged a sales charge or CDSC or other transactional fee at the time of the Reorganization?

A.                                    No.  The full value of your shares of the Old Mutual China Fund will be exchanged for shares of the appropriate class of the New Fund without any sales load, CDSC, commission or other transactional fee being imposed.  Any subsequent investment in the New Fund (other than through reinvestment of dividends and distributions) will be subject to any applicable sales charges.

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Q.                                   When would the Reorganization take place?

A.                                    If approved, the Reorganization would occur on or about December 11, 2009. Shortly after completion of the Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares owned.

Q.                                   How does the Board of Trustees of the Old Mutual China Fund recommend that I vote?

A.                                    The Board of Trustees has determined that reorganizing the Old Mutual China Fund into a new investment company that has the same investment objective and substantially similar investment policies as the Old Mutual China Fund that is part of Financial Investors Trust and is advised by ALPS Advisors and sub-advised by Clough offers potential benefits to shareholders of the Fund.  These potential benefits include:

•                  The overall expenses of the Class A shares and Class C shares of the New Fund will be lower than those of the corresponding classes of the Old Mutual China Fund.  The overall expenses of Class I shares of the New Fund will be the same as those of the Institutional Class shares of the Old Mutual China Fund.  The New Fund will not offer Class Z shares.  Holders of Class Z shares of the Old Mutual China Fund will receive Class A shares of the New Fund, which bear net annual operating  expenses that are anticipated to be 15 basis points higher than those of the Class Z shares.

•                  ALPS Advisors has agreed to cap expenses of each of Class A, Class C and Class I shares of the New Fund at or below the current levels of the corresponding classes of the Old Mutual China Fund at least through December 31, 2010.

•                  Shareholders of the Old Mutual China Fund will not bear the cost of the Reorganization.

•                  The New Fund would have the same investment objective and substantially similar investment policies as the Old Mutual China Fund;

•                  The Reorganization is intended to be tax-free;

•                  The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of the Old Mutual China Fund, although shareholders of the New Fund will not have exchange privileges; and

•                  The fact that the Old Mutual China Fund has not been able to attract sufficient assets so as to achieve desired economies of scale.  Moreover, OMCAP has advised the Board that it would likely not be in a position to continue subsidizing the Old Mutual China Fund through fee waivers and reimbursement of expenses beyond December 31, 2009.

Q.                                   Why am I being asked to vote on a proposed new investment sub-advisory agreement?

A.                                    The subadviser of the Old Mutual China Fund (previously known as the Old Mutual Clay Finlay China Fund), Clay Finlay, discontinued its operations as of the end of July 2009.  As a result, on July 14, 2009, the Board determined to terminate the investment sub-advisory agreement with Clay Finlay, effective at the close of business on July 17, 2009.  In order to plan for a smooth transition prior to the Reorganization, the Board approved an interim investment sub-advisory agreement with Clough (the “Interim Sub-Advisory Agreement”).  Under the Interim Sub-Advisory Agreement, Clough will manage the Old Mutual China Fund until the consummation of the Reorganization, for a period not to exceed 150 days.

The Interim Sub-Advisory Agreement will expire at the earliest of: (a) the closing date of the Reorganization, (b) the end of the 150-day period after July 17, 2009, (c) the date shareholders approve the proposed Sub-Advisory Agreement between OMCAP and Clough (the “Clough Sub-Advisory Agreement”), or (d) the removal or replacement of Clough in compliance with applicable law.  The terms

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of the Interim Sub-Advisory Agreement and the Clough Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Clay Finlay.

You are being asked to approve the Clough Sub-Advisory Agreement, which would become effective if shareholders do not approve the Reorganization or in the event the closing of the Reorganization occurs after December 14, 2009 (the end of the 150-day period).  If the shareholders do not approve the Reorganization and also reject the Clough Sub-Advisory Agreement, Clough would not be able to continue serving as investment sub-adviser to the Old Mutual China Fund past the end of the 150-day interim period.  In this event, the Board would consider various options with respect to Old Mutual China Fund, in accordance with applicable law.

Q.                                   How can I vote?

A.                                    You can vote by mail, telephone or internet using the enclosed proxy card, or in person at the special meeting.

Q.                                   If I send in my proxy card now as requested, can I change my vote later?

A.                                    You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the special meeting and voting in person.  Even if you plan to attend the special meeting, we ask that you return the enclosed proxy.  This will help us ensure that an adequate number of shares are present for the special meeting to be held.

Q.                                   Whom should I call for additional information about this Prospectus/Proxy Statement?

A.                                    Please call OMCAP at (888) 772-2888.

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PROSPECTUS/PROXY STATEMENT

TABLE OF CONTENTS

SYNOPSIS	2

PROPOSAL 1: APPROVAL OF THE REORGANIZATION	15

INVESTMENT STRATEGIES AND RISK FACTORS	15

OTHER COMPARISONS BETWEEN THE FUNDS	20

INFORMATION ABOUT THE PROPOSED REORGANIZATION	23

PROPOSAL 2: APPROVAL OF THE CLOUGH SUB-ADVISORY AGREEMENT	27

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING	29

APPENDIX 1: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	Appendix 1-1

APPENDIX 2: FORM OF SUB-ADVISORY AGREEMENT	Appendix 2-1

PROSPECTUS/PROXY STATEMENT

October 5, 2009

Acquisition of the assets of:	By and in exchange for shares of:
Old Mutual China Fund	Clough China Fund
a series of	a series of
Old Mutual Funds I	Financial Investors Trust
4643 South Ulster Street, Suite 600	1290 Broadway, Suite 1100
Denver, Colorado 80237	Denver, CO 80203
(720) 200-7600	(303) 623-2577

This Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Trustees of Old Mutual Funds I (the “Trust”), on behalf of Old Mutual China Fund, to be used at the Special Meeting of Shareholders of the Old Mutual China Fund to be held on December 7, 2009 at 10:00 a.m. Mountain time for the purposes set forth in the accompanying Notice of a Special Meeting of Shareholders.  Shareholders of record at the close of business on August 27, 2009 are entitled to receive notice of and to vote at the Meeting.

This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed to shareholders of record on or about October 19, 2009.  It explains concisely what you should know before voting on the proposal or investing in the Clough China Fund, a newly created series of Financial Investors Trust (the “New Fund”), a non-diversified series of an open-end, registered management investment company.  Please read it carefully and keep it for future reference.

It is proposed that the Old Mutual China Fund transfer all of its assets to the New Fund, in exchange for the New Fund’s shares and the assumption by the New Fund of all liabilities of the Old Mutual China Fund, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”).  The Old Mutual China Fund and the New Fund are referred to collectively as the “Funds,” and each is referred to herein individually as a “Fund.”

When the Reorganization occurs, shareholders of Class C and Institutional Class of the Old Mutual China Fund will receive the number of full and fractional shares of Class C and Class I of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Old Mutual China Fund Class C and Institutional Class shares held by that shareholder immediately prior to the Reorganization.  In addition, shareholders of Class A and Class Z of the Old Mutual China Fund will receive the number of full and fractional shares of Class A of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of their Old Mutual China Fund Class A and Class Z shares held by that shareholder immediately prior to the Reorganization. Thus, at the close of the Reorganization, the aggregate net asset value of your shares will be the same as the aggregate net asset value of your shares of the Old Mutual China Fund as of the Reorganization date.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

(i)                                     the prospectus of the New Fund, dated October 2, 2009, a copy of which is included with this Prospectus/Proxy Statement;

(ii)                                  the prospectus of the Old Mutual China Fund, dated November 19, 2008, as supplemented from time to time;

(iii)                               the statements of additional information of the Old Mutual China Fund, dated November 19, 2008, and of the New Fund, dated October 2, 2009, each as supplemented from time to time;

(iv)                              the statement of additional information relating to the proposed Reorganization, dated October 5, 2009 (the “Reorganization SAI”); and

(v)                                 the financial statements, financial highlights and related report of the independent registered public accounting firm for the Old Mutual China Fund included in the Annual Report to Shareholders for the fiscal year ended July 31, 2009.

You may obtain free copies of the Old Mutual China Fund’s annual reports, semi-annual reports, prospectus, statement of additional information or the Reorganization SAI, request other information about Old Mutual Capital Inc. or other information by calling (888) 772-2888.  You may receive free copies of the New Fund’s prospectuses or statement of additional information or request other information about the New Fund by calling (866) 759-5679.

Like shares of the Old Mutual China Fund, shares of the New Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.  You may lose money by investing in the New Fund.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Old Mutual China Fund and the New Fund are open-end management investment companies.  The New Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization.  It has the same investment objective and substantially similar investment policies and restrictions as the Old Mutual China Fund.

ALPS Advisors, Inc. (“ALPS Advisors”) will be engaged as the investment adviser and will be responsible for the overall administration of the New Fund’s business affairs.  Clough Capital Partners, LP currently serves as the Old Mutual China Fund’s interim investment sub-adviser pursuant to an interim investment sub-advisory agreement effective after the close of business on July 17, 2009, and will serve as the New Fund’s investment sub-adviser.  If shareholders approve the Reorganization, the New Fund will carry on the business of the Old Mutual China Fund and will inherit the Old Mutual China Fund’s performance and financial history following the Reorganization.  This Prospectus/Proxy Statement includes a comparison of the Old Mutual China Fund and the New Fund.

This document is designed to give you the information you need to vote on the proposal.  Much of the information is required disclosure under rules of the SEC; some of it is technical.  If there is anything you do not understand, please contact the Old Mutual China Fund at (888) 772-2888.

The New Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files required reports, proxy statements and other information with the SEC.  You may review and copy information about the Funds, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661).  You may call the SEC at 202-551-5850 for information about the operation of the public reference room.  You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.  You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

SYNOPSIS

Here are some answers to questions you may have about the proposed Reorganization.  These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed Reorganization.

1.                                      What is being proposed?

The Board of Trustees of the Trust, of which the Old Mutual China Fund is a series, is recommending that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached as Appendix 1), which we refer to as the “Reorganization” of the Old Mutual China Fund with and into the New Fund.  If approved by shareholders, the Old Mutual China Fund will transfer all of its assets and liabilities to the New Fund in exchange for shares of the New Fund (“Reorganization Shares”) with a value equal to the value of the Old Mutual China Fund’s assets net of liabilities, and for the assumption by the New Fund of all liabilities of the Old Mutual China Fund.  As soon as possible after the transfer, Old Mutual Fund China Fund will distribute to its shareholders, on a pro rata basis, the appropriate class of Reorganization Shares.  As a condition of the merger, the Old Mutual China Fund will receive an opinion of counsel that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986; and that no gain or loss will be recognized to Old Mutual China Fund, its shareholders, or New Fund with respect to the Reorganization.

2.                                      What will happen to my shares of the Old Mutual China Fund as a result of the Reorganization?

Your shares of the Old Mutual China Fund will, in effect, be exchanged on a federal income tax-free basis for shares of the appropriate class of the New Fund equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of your Old Mutual China Fund shares you held immediately prior to the Reorganization, as follows:

Old Mutual China Fund Share Class	New Fund Share Class

Class A Shares	Class A Shares

Class C Shares	Class C Shares

Class Z Shares	Class A Shares

Institutional Class Shares	Class I Shares

3.                                      Why has the Board of Trustees of the Trust recommended that I approve the Reorganization?

In determining to recommend that shareholders approve the Reorganization, the Board considered, among others, the following factors:

•                  The overall expenses of the Class A shares and Class C shares of the New Fund will be lower than those of the corresponding classes of the Old Mutual China Fund.  The overall expenses of Class I shares of the New Fund will be the same as those of the Institutional Class shares of the Old Mutual China Fund.  The New Fund will not offer Class Z shares.  Holders of Class Z shares of the Old Mutual China Fund will receive Class A shares of the New Fund, which bear net annual operating  expenses that are anticipated to be 15 basis points higher than those of the Class Z shares.

•                  ALPS Advisors has agreed to cap expenses of each of Class A, Class C and Class I shares of the New Fund at or below the current levels of the corresponding classes of the Old Mutual China Fund at least through December 31, 2010.

•                  Shareholders of the Old Mutual China Fund will not bear the cost of the Reorganization.

•                  The New Fund would have the same investment objective and substantially similar investment policies as the Old Mutual China Fund;

•                  The Reorganization is intended to be tax-free;

•                  The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of the Old Mutual China Fund, although shareholders of the New Fund will not have exchange privileges; and

•                  The fact that the Old Mutual China Fund has not been able to attract sufficient assets so as to achieve desired economies of scale.  Moreover, OMCAP has advised the Board that it would likely not be in a position to continue subsidizing the Old Mutual China Fund through fee waivers and reimbursement of expenses beyond December 31, 2009.

The Board of Trustees of the Trust has concluded that:  (1) the Reorganization is in the best interests of the Old Mutual China Fund, and (2) the interests of the existing shareholders of the Old Mutual China Fund will not be diluted as a result of the Reorganization.  Accordingly, the Board of Trustees of the Trust unanimously recommends approval of the Agreement and Plan of Reorganization effecting the Reorganization.

4.                                      How do the investment objectives, strategies and restrictions of the Funds compare?

The Funds have the same investment objective and substantially similar investment strategies and restrictions.  Each Fund seeks long-term capital appreciation.  Each Fund is a non-diversified fund.  To pursue its objective, each Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

•                  are organized under the laws of China, Hong Kong, or Taiwan;

•                  are primarily traded on the China, Hong Kong, or Taiwan exchanges; or

•                  derive at least 50% of their revenues from business activities in China, Hong Kong, or Taiwan, but which are listed and traded elsewhere.

Each Fund may invest in securities of all market capitalizations, including companies in emerging markets.

5.                                      How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following the Reorganization?

The following tables summarize the fees and expenses you may pay as an investor in the Funds, the expenses that the Old Mutual China Fund incurred for the fiscal year ended July 31, 2009, the estimated expenses for the New Fund since it has not yet commenced operations and the pro forma estimated expense ratios of the New Fund assuming consummation of the Reorganization as of July 31, 2009.

Shareholder Fees for Each Class of Each Fund

(fees paid directly from your investments)

	Old Mutual China Fund		Old Mutual China Fund		New Fund		New Fund (Pro forma combined)
	Class A*		Class Z*		Class A*		Class A*
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%		None		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	1.00	%(2)	None		1.00	%(2)	1.00	%(2)
Maximum Account Fee	$12.00		$12.00		$12.00		$12.00
Redemption Fee	2.00	%(1)	2.00	%(1)	2.00	%(3)	2.00	%(3)

	Old Mutual China Fund		New Fund		New Fund (Pro forma combined)		Old Mutual China Fund		New Fund		New Fund (Pro forma combined)
	Class C**		Class C**		Class C**		Institutional Class***		Class I***		Class I***
Maximum Sales Charge (Load) (as a percentage of offering price)	None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	1.00	%(2)	1.00	%(2)	1.00	%(2)	None		None		None
Maximum Account Fee	$12.00		$12.00		$12.00		$12.00		$12.00		$12.00
Redemption Fee	2.00	%(1)	2.00	%(3)	2.00	%(3)	2.00	%(1)	2.00	%(3)	2.00	%(3)

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

(as a % of average net assets)

	Old Mutual China Fund	Old Mutual China Fund	New Fund	New Fund (Pro forma combined)
	Class A Shares*	Class Z Shares*	Class A Shares*	Class A Shares*
Management Fee	1.35%	1.35%	1.35%	1.35%
Distribution/Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	1.27%	1.11%	0.53%	0.53%
Total Annual Fund Operating Expenses	2.62%	2.46%	2.13%	2.13%
Less Waiver and Expense Reimbursement(4)	(0.67)%	(0.76)%	(0.28)%	(0.28)%
Net Annual Fund Operating Expenses	1.95%	1.70%	1.85%	1.85%

	Old Mutual China Fund	New Fund	New Fund (Pro forma combined)	Old Mutual China Fund	New Fund	New Fund (Pro forma combined)
	Class C Shares**	Class C Shares**	Class C Shares**	Institutional Class Shares***	Class I Shares***	Class I Shares***
Management Fee	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Distribution Service (12b-1) Fees	0.75%	0.75%	0.75%	None	None	None
Other Expenses	1.33%	0.53%	0.53%	0.62%	0.38%	0.38%
Total Annual Fund Operating Expenses	3.43%	2.63%	2.63%	1.97%	1.73%	1.73%
Less Waiver and Expense Reimbursement(5)	(0.73)%	(0.00)%	(0.00)%	(0.57)%	(0.33)%	(0.33)%
Net Annual Fund Operating Expenses	2.70%	2.63%	2.63%	1.40%	1.40%	1.40%

*                 Each holder of Class A shares of the Old Mutual China Fund will receive the number of full and fractional shares of the Class A shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class A shares of the Old Mutual China Fund held by that shareholder immediately prior to the Reorganization.  Each holder of Class Z shares of the Old Mutual China Fund will receive the number of full and fractional shares of the Class A shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class Z shares of the Old Mutual China Fund held by that shareholder immediately prior to the Reorganization

**          Each holder of Class C shares of the Old Mutual China Fund will receive the number of full and fractional shares of the Class C shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the Class C shares of the Old Mutual China Fund held by that shareholder immediately prior to the Reorganization.

***   Each holder of Institutional Class shares of the Old Mutual China Fund will receive the number of full and fractional shares of the Class I shares of the New Fund, having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of the Old Mutual China Fund held by that shareholder immediately prior to the Reorganization..

(1)          Imposed on redemptions within 10 calendar days of purchase.

(2)          An initial sales charge (load) of up to 5.75% will be applied to Class A share purchases up to $1 million, subject to breakpoint discounts; however, share purchases of $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, may be made without an initial sales charge (load). But, if you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.  If you purchase Class C shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

(3)          Imposed on redemptions within 30 calendar days of purchase.

(4)          Effective January 1, 2009, OMCAP contractually has agreed to limit the operating expenses of the Old Mutual China Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.40% for Institutional Class shares, 1.95% for Class A shares, 2.70% for Class C shares, and 1.70% for Class Z shares through December 31, 2009.

Effective January 1, 2010, OMCAP contractually has agreed to limit the operating expenses of the Old Mutual China Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Institutional Class shares and Class Z shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018.

(5)          Effective as of the Closing Date, ALPS Advisors contractually has agreed to limit the operating expenses of the New Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.40% for Class I shares through December 31, 2010, 1.70% for Class A shares through December 31, 2009 and 1.85% for Class A  shares from January 1, 2010 through December 31, 2010, and 2.70% for Class C shares through December 31, 2010.  ALPS Advisors will consider further reductions to these limits on an annual basis.  Without this agreement, expenses would be higher.

Effective January 1, 2011, ALPS Advisors contractually has agreed to limit the operating expenses of the New Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. ALPS Advisors will consider further reductions to these limits on an annual basis.  Without this agreement, expenses would be higher.

As shown above, based on the operating expenses of the Old Mutual China Fund as of July 31, 2009 and the estimated expenses for the New Fund for the current fiscal year, shareholders of each class of the Old Mutual China Fund are expected to experience lower total annual fund operating expenses in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, before taking into account any contractual fee waivers or expense reimbursement arrangements.

Based on the operating expenses of the Old Mutual China Fund as of July 31, 2009 and the estimated expenses for the New Fund for the current fiscal year, shareholders of Class Z of the Old Mutual China Fund are expected to experience net annual fund operating expenses that will be 15 basis points higher in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.  Shareholders of Class A and Class C of the Old Mutual China Fund are expected to experience lower net annual fund operating expenses in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.  Shareholders of the Institutional Class of the of the Old Mutual China Fund are expected to experience the same  net annual fund operating expenses in the New Fund than they had in the Old Mutual China Fund prior to the Reorganization, after taking into account the New Fund’s contractual fee waivers and expense reimbursement arrangements.

The tables are provided to help you understand the expenses of investing in each Fund and your share of the operating expenses that each Fund incurs and that ALPS Advisors expects the combined fund to incur in the first year following the Reorganization.

Examples

This example is intended to help you compare the costs of investing in the Funds.  This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Old Mutual China Fund-Class A Shares	$825	$1,343	$1,886	$3,361
Old Mutual China Fund-Class Z Shares(1)	$249	$766	$1,310	$2,795
New Fund	$752	$1,178	$1,629	$2,871
New Fund (Pro forma combined)	$752	$1,178	$1,629	$2,871

Class C
Old Mutual China Fund-Class C Shares
With redemption	$446	$1,054	$1,784	$3,714
Without redemption	$346	$1,054	$1,784	$3,714
New Fund (2)
With redemption	$366	$817	$1,394	$2,959
Without redemption	$266	$817	$1,394	$2,959
New Fund (2) (Pro forma combined)
With redemption	$366	$817	$1,394	$2,959
Without redemption	$266	$817	$1,394	$2,959

Class I
Old Mutual China Fund-Institutional Class Shares	$200	$618	$1,062	$2,295
New Fund	$143	$513	$907	$2,011
New Fund (Pro forma combined)	$143	$513	$907	$2,011

(1) Old Mutual China Fund Class Z shares will be exchanged for Class A shares of the New Fund.  No sales charge will apply to such exchange.

(2) The example for the Class C shares reflects the contingent deferred sales charge (“CDSC”) that would apply for redemptions of Class C shares within one year from the date of purchase.

6.                                      What are the federal income tax consequences of the proposed Reorganization?

For federal income tax purposes, no gain or loss is expected to be recognized by the Old Mutual China Fund or its shareholders as a result of the Reorganization.  For more information, please see “Information about the Proposed Reorganization —Certain Federal Income Tax Consequences,” below.

7.                                      Will my dividends be affected by the Reorganization?

The Reorganization will not result in a change in dividend policy.  The Funds declare and distribute dividends from their net investment income and capital gains annually, however, the timing of the payments during the year may differ because the Funds have different fiscal year ends.

8.                                      Do the procedures for purchasing, redeeming and exchanging shares of the two Funds differ?

Yes. This section will help you compare the procedures for purchasing, redeeming and exchanging shares of the Old Mutual China Fund with the New Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in the prospectus for each Fund.

OLD MUTUAL CHINA FUND SHARE CLASS	OLD MUTUAL CHINA FUND PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases
Class A Shares — General Information

You may purchase Class A shares of the Old Mutual China Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Old Mutual China Fund. Such financial institutions may charge you a fee for this service in addition to the Old Mutual China Fund’s public offering price. Purchases of shares of the Old Mutual China Fund may be made on any day on which the New York Stock Exchange (“NYSE”) is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Old Mutual China Fund. The broker-dealer or other financial institution is responsible for promptly transmitting purchase orders to the Old Mutual China Fund so that you may receive the same day’s NAV. The price per share you will pay to invest in the Old Mutual China Fund is its NAV per share next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

In order to buy, redeem or exchange your Class A shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price. If a financial intermediary holds your shares, it is the responsibility of the financial intermediary to send your purchase order to the Fund. Your financial intermediary may have an earlier cut-off time for purchase orders.

Investors may not purchase, exchange or redeem shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

OLD MUTUAL CHINA FUND SHARE CLASS	OLD MUTUAL CHINA FUND PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Class C Shares - General Information

You may purchase Class C shares of the Old Mutual China Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Old Mutual China Fund. Such financial institutions may charge you a fee for this service in addition to the Old Mutual China Fund’s public offering price. Purchases of shares of the Old Mutual China Fund may be made on any day on which the NYSE is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Old Mutual China Fund. The broker-dealer or other financial institution is responsible for promptly transmitting purchase orders to the Old Mutual China Fund so that you may receive the same day’s NAV. The price per share you will pay to invest in the Old Mutual China Fund is its NAV per share next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

In order to buy, redeem or exchange your Class C shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price. If a financial intermediary holds your shares, it is the responsibility of the financial intermediary to send your purchase order to the Fund. Your financial intermediary may have an earlier cut-off time for purchase orders.

Investors may not purchase, exchange or redeem shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Class Z Shares — General Information

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Old Mutual China Fund’s transfer agent, except that:  (i) persons or entities who are the beneficial owners of, and who have continuously maintained since June 1, 2007, an

Old Mutual China Fund Class Z shares will be exchanged for Class A shares of the New Fund.

In order to buy, redeem or exchange your Class A shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4

OLD MUTUAL CHINA FUND SHARE CLASS	OLD MUTUAL CHINA FUND PROCEDURES			NEW FUND PROCEDURES
	Purchases			Purchases
Class Z Shares — General Information (continued)

investment in Class Z shares of any retail mutual fund currently advised by the Old Mutual China Fund’s investment adviser, OMCAP, (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (ii) employees of the OMCAP and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the OMCAP, fund counsel to any mutual fund currently advised by the OMCAP, and their immediate families may continue to purchase Class Z shares in any applicable manner.

p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price. If a financial intermediary holds your shares, it is the responsibility of the financial intermediary to send your purchase order to the Fund. Your financial intermediary may have an earlier cut-off time for purchase orders.

Investors may not purchase, exchange or redeem shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Class A, Class C, and Class Z Shares - Investment Minimums	For Class A, Class C and Class Z shares, the minimum investment requirements are as follows:

The minimum investment in Class A and Class C shares is $500 for tax-deferred accounts and $2,500 for other accounts.  Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. The New Fund will not offer Class Z shares.

	Minimum Investment *
		Initial	Additional
	Regular Accounts	$2,500	no minimum
	Uniform Gifts/Transfer to Minor Accounts	$500	no minimum	There is no subsequent investment minimum. The Fund reserves the right to waive or change minimum and additional
	IRAs	$2,000	no minimum	investment amounts. For accounts sold through financial intermediaries, it is the
	Coverdell Education Savings	$500	no minimum	primary responsibility of the financial intermediary to ensure compliance with investment minimums.

OLD MUTUAL CHINA FUND SHARE CLASS	OLD MUTUAL CHINA FUND PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases

Accounts

Class A, Class C, and Class Z Shares - Investment Minimums (continued)

* The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain investors or groups of investors.

If a Systematic Investment Plan (“SIP”)-1 is established, the minimum initial investment for the Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.

An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.

Institutional Class Shares — General Information and Investment Minimums

You may purchase Institutional Class shares of the Old Mutual China Funds through certain financial institutions that are authorized to sell shares of the Fund. You may also purchase Institutional Class shares of the Old Mutual China Funds directly through the Old Mutual China Fund’s transfer agent.

Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in the Fund:

•      A bank, trust company, or other type of depository institution purchasing shares for its own account;

•      An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•      Pension or profit sharing plans or the custodian for such a plan; and

•      Qualified or non-qualified employee benefit plans.

Other institutional investors may be eligible to purchase Institutional Class shares at the discretion of Old Mutual Investment Partners, the distributor (“Old Mutual Distributor”). Eligible

Old Mutual China Fund Institutional Class shares will be exchanged for Class I shares of the New Fund.

Class I shares are offered only through the following types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the NYSE closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price. If a

OLD MUTUAL CHINA FUND SHARE CLASS	OLD MUTUAL CHINA FUND PROCEDURES	NEW FUND PROCEDURES
	Purchases	Purchases
Institutional Class Shares — General Information and Investment Minimums (continued)

investors may purchase Institutional Class shares with a minimum initial investment of $100,000 in a Fund provided they sign a Letter of Intent (“LOI”), committing them to increase that investment to a minimum investment of $1 million in that Fund within twelve months. Old Mutual Distributor reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. If you are an eligible investor and do not invest at least $1 million in a Fund or other funds within the Old Mutual fund complex within twelve months, you will cease to be an eligible investor and the Old Mutual China Fund may convert your Institutional Class shares to Class Z shares. The Old Mutual China Fund shall notify you of any proposed conversion so that you may increase your Institutional Class account balance to the required minimum.

The Old Mutual China Fund also reserves the right to close Institutional Class accounts that do not meet the investment minimum, unless solely as a result of depreciation in share value. If the Old Mutual China Fund closes your account, it will redeem your shares and send you the cash proceeds. If you hold Institutional Class shares directly with a Fund, you may receive notice prior to the closure of your account so that you may increase your account balance to the required minimum. Certain Institutional Class accounts held through intermediaries may not be subject to closure by the Old Mutual China Fund due to the policies of the intermediaries. However, you may receive notice from your intermediary to increase your Institutional Class account balance to the required minimum to avoid having the intermediary close your account. Please note that you may incur federal income tax liability resulting from the redemption of Fund shares.

financial intermediary holds your shares, it is the responsibility of the financial intermediary to send your purchase order to the Fund. Your financial intermediary may have an earlier cut-off time for purchase orders.

The minimum investment in Class I shares is $1,000,000.

There is no subsequent investment minimum.

The Fund reserves the right to waive or change minimum and additional investment amounts. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

OLD MUTUAL CHINA FUND SHARE CLASS	OLD MUTUAL CHINA FUND PROCEDURES	NEW FUND PROCEDURES
	Redemptions	Redemptions
Class A, Class C, Class Z and Institutional Class Shares

You may sell your Fund shares by contacting your broker-dealer or other financial institution at which you maintain an account. Such financial institution may charge you a fee for this service. Sale orders received by the Old Mutual China Fund’s transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at a Fund’s next calculated NAV per share. A Fund generally sends payment for your shares the business day after your order is received in good order. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to 7 days.  Also, if a Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees.  Redemption proceeds normally will be sent within seven days.  However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days.  Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application.  Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

	Exchanges	Exchanges
Class A, Class C, Class Z and Institutional Class Shares

You may exchange some or all of your Institutional Class shares of the Old Mutual China Fund for the Institutional Class shares of another Old Mutual Fund that offers such class of shares. Exchanges may only be made into an Old Mutual Fund that is not currently closed to new investors.

Class A, Class C, and Class I shares of the New Fund do not have an exchange privilege.

9.                                      How will I be notified of the outcome of the Reorganization?

If shareholders approve the proposed Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares of the applicable class of the New Fund you are receiving.  If shareholders do not approve the proposed Reorganization, the Old Mutual China Fund’s semi-annual report for the period ending January 31, 2010 will indicate this result.

10.                               How will the Reorganization affect my account?

As a result of the Reorganization, the assets and liabilities of the Old Mutual China Fund will be combined with those of the New Fund, an account will be set up in your name and you will receive shares of the appropriate class of the New Fund and the Old Mutual China Fund will dissolve. The value of the shares of the New Fund you receive in the Reorganization will equal the value of the shares of the Old Mutual China Fund you own immediately prior to the Reorganization.   The custodial responsibilities for all IRAs will be transferred from State Street Bank to Colorado State Bank.  The current annual minimum fees associated with these custodial arrangements would not materially change as a result of the Reorganization.

11.                               Who will bear the expenses of the proposed Reorganization?

ALPS Advisors (or its affiliate) will pay for all proxy-related costs associated with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

12.                               What percentage of shareholders’ votes is required to approve the Reorganization?

Approval of the Reorganization will require the affirmative vote of a majority of the shares of each class of the Old Mutual China Fund, each voting separately as a class, cast in person or by proxy at the Special Meeting.

13.                               Why am I being asked to approve a sub-advisory agreement with Clough?

Rule 15a-4 provides that the Board of Trustees of an investment company may approve an investment advisory agreement (or investment sub-advisory agreement) without shareholder approval for a period not to exceed 150 days, subject to certain conditions.

The Old Mutual China Fund’s previous sub-adviser, Clay Finlay LLC (“Clay Finlay”) discontinued its operations as of the end of July 2009.  As a result, on July 14, 2009, the Board determined to terminate the investment sub-advisory agreement with Clay Finlay, effective at the close of business on July 17, 2009.  In order to plan for a smooth transition prior to the Reorganization, the Board approved an interim investment sub-advisory agreement with Clough Capital Partners, LP (the “Interim Sub-Advisory Agreement”).

Under the Interim Sub-Advisory Agreement, Clough will manage the Old Mutual China Fund (previously known as the Old Mutual Clay Finlay China Fund) until the consummation of the Reorganization, for a period not to exceed 150 days.

The Interim Sub-Advisory Agreement will expire at the earliest of: (a) the closing date of the Reorganization, (b) the end of the 150-day period after July 17, 2009, (c) the date shareholders approve the proposed Sub-Advisory Agreement between OMCAP and Clough (the “Clough Sub-Advisory Agreement”), or (d) the removal or replacement of Clough in compliance with applicable law.  The terms of the Interim Sub-Advisory Agreement and the Clough Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Clay Finlay.  To comply with applicable legal requirements, the Board approved the Clough Sub-Advisory Agreement at its meeting on July 28, 2009.

You are being asked to approve the Clough Sub-Advisory Agreement, which would become effective if shareholders do not approve the Reorganization or in the event the closing of the Reorganization occurs after December 14, 2009 (the end of the 150-day period).  If the shareholders do not approve the Reorganization and also reject the Clough Sub-Advisory Agreement, Clough would not be able to continue serving as investment sub-adviser to the Old Mutual China Fund past the end of the 150-day interim period.  In this event, the Board would consider various options with respect to Old Mutual China Fund, in accordance with applicable law.

The Board of Trustees of the Trust believes that the proposed Reorganization and the proposed Clough Sub-Advisory Agreement are in the best interests of the Old Mutual China Fund.  Accordingly, the Board unanimously recommends that shareholders vote FOR approval of the proposed Reorganization and FOR approval of the proposed Clough Sub-Advisory Agreement.

PROPOSAL 1: APPROVAL OF THE REORGANIZATION

INVESTMENT STRATEGIES AND RISK FACTORS

14.          What are the main investment strategies and related risks of the New Fund and how do they compare with those of the Old Mutual China Fund?

This section will help you compare the investment objectives, strategies, risks and fundamental investment policies of the Old Mutual China Fund with the New Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in the prospectus for each Fund.  As noted above, the Funds have the same investment objective and substantially similar investment policies.

OLD MUTUAL CHINA FUND	NEW FUND

Investment Objective	Investment Objective

Seeks to provide investors with long-term capital appreciation.	Same investment objective.

Main Investment Strategies	Main Investment Strategies

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

•                  are organized under the laws of China, Hong Kong, or Taiwan;

•                  are primarily traded on the China, Hong Kong, or Taiwan exchanges; or

•                  derive at least 50% of their revenues from business activities in China, Hong Kong, or Taiwan, but which are listed and traded elsewhere.

Same investment strategy.

The Fund will provide written notice to shareholders at least 60 days’ prior to any change to the requirement that it invest at least 80% of its assets in accordance with its main investment strategy.

The Fund’s Board of Trustees may change the investment objective or the Fund’s principal investment strategy without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants.	Same investment strategy.

The Fund may invest in securities of all market capitalizations, including companies in emerging markets.	Same investment strategy.

Main Investment Risks	Main Investment Risks

General Observations	General Observations

Like all investments in securities, you risk losing money by investing in the Fund.	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund. The value of the

OLD MUTUAL CHINA FUND	NEW FUND

Fund’s investments will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Particular Risks Described By Both Funds	Particular Risks Described By Both Funds

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or Clay Finlay may misgauge that worth.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or Clough Capital Partners, LP, the Fund’s sub-adviser, may misgauge that worth.

Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Same investment risk.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the

Same investment risk.

OLD MUTUAL CHINA FUND	NEW FUND

Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries.

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Same investment risk.

Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

Same investment risk.

Particular Risks Described By Only One Fund	Particular Risks Described By Only One Fund

Foreign (Non-U.S.) Investment Risk. Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Managed Portfolio Risk. As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the portfolio manager’s investment techniques could fail to achieve the Fund’s investment objective.

Geographic Risk. Investing in China, Hong Kong, and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political, and local risks of these regions than a fund that is more geographically diversified because:

•                  China remains a totalitarian society with the continuing risk of nationalization, expropriation, or confiscation of property.

•                  While Hong Kong acknowledges being a Special Administrative Region of China, the international legal status of Taiwan is not settled. As such, from time to time, political tensions arise.

•                  The economic reforms being instituted could cause higher interest rates and higher unemployment, which could cause political instability. The government could also alter or discontinue economic reform programs.

•                  The emergence of a domestic consumer class is still at an early stage, making China heavily dependent on imports.

•                  Over 1997 and 1998, the values of many Asian currencies declined because corporations in these countries had to buy U.S. dollars to pay large U.S. dollar denominated debt. Similar devaluations could occur again.

•                  Military conflicts, either in response to social unrest or conflicts with other countries, are an ever present consideration.

•                  Political instability may arise and hard-line Marxist-Leninists might regain the political initiative.

•                  Social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident.

•                  The Chinese legal system is still in its infancy, making it more difficult to obtain and/or enforce judgments.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risks associated with non-U.S. securities may be heightened by political changes, changes in taxation or currency controls that could adversely affect the values of these investments.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. This is the risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.  See TAXES below. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

Fundamental Investment Policy	Fundamental Investment Policy

The investment objective of the Fund is fundamental and may not be changed without approval by the holders of a majority of the Fund’s outstanding voting shares.  A Fund cannot guarantee that its investment objective will be realized.

The Fund’s Board of Trustees may change the investment objective or the Fund’s principal investment strategy without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change.

The Fund is a region fund and concentrates its investments in certain industries or groups of industries included within the sectors in which such Fund invests.

The Fund may not invest more than 25% of its assets, taken at market value at the time of purchase, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

For purposes of this investment restriction, the Fund intends to use industries as defined by Global Industry Classification Standard (GICS®).

The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations, and Exemptions.

Although stated differently, there are no material changes to the Fund’s fundamental investment policy.

The Fund may not borrow money, except to the extent permitted under the 1940 Act. The Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

The Fund may not purchase or sell physical	Although stated differently, there are no material

OLD MUTUAL CHINA FUND	NEW FUND

commodities unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

changes to the Fund’s fundamental investment policy.

The Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This restriction does not prevent a Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Although stated differently, there are no material changes to the Fund’s fundamental investment policy.

The Fund may not purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein.

The Fund may not underwrite the securities of other issuers.  This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition, or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

Although stated differently, there are no material changes to the Fund’s fundamental investment policy.

The Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with such Fund, except to the extent permitted by the 1940 Act Laws, Interpretations, and Exemptions.  This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Although stated differently, there are no material changes to the Fund’s fundamental investment policy.

The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of the Fund’s assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as such Fund.

No comparable fundamental investment policy; however, the Fund’s SAI states the following as a non-fundamental policy:

In lieu of investing directly, the Board of Trustees may consider whether the Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which the Fund would invest all of its investable assets in an

OLD MUTUAL CHINA FUND	NEW FUND
investment company having substantially the same investment objective and policies as the Fund.

Performance Information.  The following bar charts provide some indication of the risks of investing in the Funds by showing the changes in the Old Mutual China Fund’s investment performance for each calendar year since inception.

Calendar Year Annual Returns

Old Mutual China Fund— Institutional Class Shares

12/31/2006	79.54%
12/31/2007	49.64%
12/31/2008	-46.48%

The year to date return as of June 30, 2009 is 30.27%.

Best Quarter:  4th Quarter 2006, 26.52%

Worst Quarter:  1st Quarter 2008, (20.86)%

The following table compares the Old Mutual China Fund’s average annual total returns over time to those of the MSCI China Index.

Average Annual Total Returns

(for periods ended December 31, 2008)

	One Year	Since Inception*
Old Mutual China Fund - Institutional Class
Return Before Taxes	(46.48)%	12.85%
Return After Taxes on Distributions**	(47.00)%	9.95%
Return After Taxes on Distributions and Sale of Fund Shares **	(30.20)%	10.19%
Old Mutual China Fund — Class A
Return Before Taxes	(49.86)%	10.00%
Old Mutual China Fund - Class C
Return Before Taxes	(47.70)%	11.45%
Old Mutual China Fund - Class Z
Return Before Taxes	(46.69)%	12.50%
MSCI China Index ***	(50.83)%	14.33%

Past performance is not a guarantee of future results. The Fund’s performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*                 The inception date is December 30, 2005.

**          After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

***   The unmanaged MSCI China Index is a market capitalization-weighted index of Chinese equities that includes Red Chips and H shares listed on the Hong Kong Stock Exchange and B shares listed on the Shanghai and Shenzhen Exchanges. Red Chips are Mainland Chinese companies listed on the Hong Kong Stock Exchange that are incorporated in Hong Kong. H Shares are Mainland Chinese companies listed on the Hong Kong Stock Exchange that are incorporated in Mainland China and approved by the China Securities Regulatory Commission for a listing in Hong Kong. B Shares are Mainland Chinese stocks listed on the Shanghai and Shenzhen stock exchanges, available to Chinese and foreign investors.

OTHER COMPARISONS BETWEEN THE FUNDS

Investment Advisers, Sub-Adviser and Portfolio Manager.

Old Mutual China Fund.  OMCAP, located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to the Old Mutual China Fund.  OMCAP was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a wholly-owned subsidiary of OM Group (UK) Limited, which is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

OMCAP oversees the operations of the Old Mutual China Fund and monitors the performance of the Sub-Adviser. The Board supervises OMCAP and the Sub-Adviser and establishes policies that OMCAP and the Sub-Adviser must follow in their day-to-day investment management activities. The Old Mutual China Fund pays OMCAP an annual management fee of 1.35% based on the Old Mutual China Fund’s average daily net assets.

Clough Capital Partners, LP, located at One Post Office Square, 40th Floor, Boston, Massachusetts 02109, currently serves as the investment sub-adviser to the Old Mutual China Fund under an interim investment sub-advisory agreement effective after the close of business on July 17, 2009 (the “Interim Sub-Advisory Agreement”), and will serve as the investment sub-adviser to the New Fund.  Clough has been managing assets since 2000.  For the services provided and expenses incurred pursuant to the interim sub-advisory agreement, Clough is entitled to receive from OMCAP a sub-advisory fee with respect to the average daily net assets of each such Fund, net 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by OMCAP and net of all breakpoints, which is computed and paid monthly at an annual rate of 1.00%.

Clay Finlay LLC, a Delaware limited liability company located at 12 East 49th St., 32nd Floor, New York, New York 10017, served as the investment sub-adviser to the Old Mutual China Fund until close of business July 17, 2009.  Prior to discontinuing its operations at the end of July 2009, Clay Finlay was a global equity management firm founded in 1982 and headquartered in New York, with offices in London, Tokyo and Hong Kong.  Clay Finlay was a majority-owned subsidiary of OMUSH.

Eric A. Brock is Portfolio Manager of the Old Mutual China Fund and will be Portfolio Manager of the New Fund.  Mr. Brock has been Partner and Research Director of Clough since 2000.  Prior to this, Mr. Brock was a leveraged finance investment banker with Bear Stearns & Co. and CPA with Ernst & Young.  Mr. Brock earned his MBA from the University of Chicago and his BA in Accounting from Boston College.

New Fund.  ALPS Advisors, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, subject to the authority of the Board of Trustees of FIT, is responsible for the overall management and administration of the New Fund’s business affairs.  ALPS Advisors commenced business operations in December 2006 upon the acquisition of an existing advisory operation. The New Fund pays ALPS Advisors an annual management fee of 1.35% based on the New Fund’s average daily net assets.  The management fee is paid on a monthly basis.

ALPS Advisors has delegated management of the New Fund’s assets to Clough who is paid by ALPS Advisors and not the New Fund.  ALPS Advisors pays Clough an annual sub-advisory management fee of 0.90% based on the New Fund’s average daily net assets.  The sub-advisory management fee is paid on a monthly basis.

Effective as of the Closing Date, ALPS Advisors contractually has agreed to limit the operating expenses of the New Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.40% for Class I shares through December 31, 2010, 1.70% for Class A shares through December 31, 2009 and 1.85% for Class A  shares from January 1, 2010 through December 31, 2010, and 2.70% for Class C shares through December 31, 2010.  ALPS Advisors will consider further reductions to these limits on an annual basis.

In addition, effective January 1, 2011, ALPS Advisors contractually has agreed to limit the operating expenses of the New Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. ALPS Advisors will consider further reductions to these limits on an annual basis.

Mr. Brock will continue to act as portfolio manager of the New Fund.

Distribution/Service (12b-1) Fees.  The Trust, on behalf of Class A and Class C shares of the Old Mutual China Fund, has adopted Distribution Plans and a Service Plan pursuant to which the Old Mutual China Fund pays distribution fees to Old Mutual Investment Partners, the Old Mutual China Fund’s distributor (“Old Mutual Distributor”), and service fees to Old Mutual Distributor, brokers, dealers, or other financial intermediaries. Currently, Class A shares are not authorized to pay distribution fees.  Distribution fees are paid for the sale and distribution of Class C shares. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts.  All or a substantial portion of the distribution and service fees that are paid to the Old Mutual Distributor are re-allowed to the dealer of record or entity providing personal shareholder services.

Because distribution and/or service fees are paid out of a Fund’s Class C assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The New Fund has adopted Rule 12b-1 distribution and services plans with respect to its Class A and Class C shares.  The plans allow the New Fund to use its Class A and Class C assets to pay fees in connection with the distribution and marketing of Class A and Class C shares and/or provision of shareholder services to Class A and Class C shareholders.  The plans permit payment for services in connection with the administration of plans or programs that use Class A and Class C shares of the New Fund as their funding medium and for related expenses.  The plans permit the New Fund to make total payments at an annual rate of up to 0.25% and 0.75% of the New Fund’s average daily net assets attributable to its Class A and Class C shares, respectively.  It is expected that the New Fund will pay the maximum amounts.

The Old Mutual China Fund’s Class Z and Institutional Class shares and the New Fund’s Class I shares are not subject to Rule 12b-1 plans.

Trustees and Officers.  The trustees and officers of the Trust (of which the Old Mutual China Fund is a series) are different from those of FIT (of which the New Fund is a series).  The following individuals comprise the Board of Trustees of the Trust: L. Kent Moore, John R. Bartholdson, Robert M. Hamje, Jarrett B. Kling, and Julian F. Sluyters.  The following individuals comprise the Board of Trustees of FIT:  Mary K. Anstine, John R. Moran, Jr., Jeremy W. Deems, Jerry G. Rutledge, Michael “Ross” Shell, and Edmund J. Burke.

Independent Registered Public Accounting Firms (“Auditors”).  The Old Mutual China Fund’s Auditor is PricewaterhouseCoopers LLP.  The New Fund’s Auditors are Deloitte & Touche LLP.

Other Service Providers.  Old Mutual Investment Partners, an affiliate of OMCAP, serves as principal underwriter of the Old Mutual China Fund’s shares.  Old Mutual Fund Services, an affiliate of OMCAP and Old Investment Partners, serves as administrator and The Bank of New York Mellon serves as sub-administrator for the Old Mutual China Fund. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Old Mutual China Fund.

ALPS Distributors, Inc. (“ALPS Distributors”), an affiliate of ALPS Advisors, is the distributor for the New Fund.  ALPS Fund Services, Inc., an affiliate of ALPS Advisors and ALPS Distributors, serves as the administrator, transfer agent and bookkeeping and pricing agent for the New Fund.

Charter Documents.  Each Fund is a series of a Delaware statutory trust.  The Trust (of which the Old Mutual China Fund is a series) and FIT (of which the New Fund is a series) are governed by their respective trust instruments, by-laws and Delaware state law.  Additional information about the trust instruments and by-laws of the Trust and FIT is provided below.

Shares.  The Trust is authorized to issue an unlimited number of shares of the Old Mutual China Fund.  Shareholders have no preemptive rights.

FIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares.  Currently, FIT offers two series of shares to the public.  Shares of each series of FIT have no preemptive or conversion rights.

Voting Rights.  On each matter submitted to a vote of shareholders of the Old Mutual China Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote.  On any matter submitted to a vote of the shareholders, all shares vote together, except when required by applicable law or when the Trustees have determined that the matter affects the interests of one or more portfolios or classes, then only the shareholders of such portfolios or classes shall be entitled to vote.

On each matter submitted to a vote of shareholders of the New Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote.  On any matter submitted to a vote of shareholders of FIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Board determines that the matter affects one or more series or classes of a series.

Shareholder Meetings.  As series of Delaware statutory trusts, the Funds are not required to hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment advisory contract.

Meetings of shareholders of the Trust may be called by the Board and must be called by the Board for the purpose of removing one or more Trustees upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Meetings of shareholders of FIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Shareholder Liability.  Both the Trust and FIT’s trust instrument disclaim shareholder liability for the debts, liabilities, obligations and expenses of the Trust or FIT or any of their respective series and provide indemnification for all losses and expenses of any shareholder held liable for the obligations of the Old Mutual China Fund or the New Fund, respectively.

Trustee Liability.  Both the Trust and FIT indemnify trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that the Trust and FIT do not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

The foregoing is a very general summary of certain provisions of the trust instruments and by-laws governing the Funds.  It is qualified in its entirety by reference to the respective trust instruments and by-laws.

INFORMATION ABOUT THE PROPOSED REORGANIZATION

General.  The shareholders of the Old Mutual China Fund are being asked to approve a Reorganization of the Old Mutual China Fund into the New Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the form of which is attached to this Prospectus/Proxy Statement as Appendix 1.

The Reorganization is structured as a transfer of all the assets of the Old Mutual China Fund to the New Fund in exchange for the assumption by the New Fund of all the liabilities of the Old Mutual China Fund and for the issuance and delivery to the Old Mutual China Fund of Reorganization Shares equal in value to the aggregate net asset value of the Old Mutual China Fund.

After receipt of the Reorganization Shares, the Old Mutual China Fund will distribute the Reorganization Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the Old Mutual China Fund, and the legal existence of the Old Mutual China Fund as a series of the Trust will be terminated.  Shareholders of Class C and Institutional Class of the Old Mutual China Fund will receive the number of full and fractional shares of Class C and Class I of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Old Mutual China Fund Class C and Institutional Class shares held by that shareholder immediately prior to the Reorganization.  In addition, shareholders of Class A and Class Z of the Old Mutual China Fund will receive the number of full and fractional shares of Class A of the New Fund, equal in value as of the Valuation Date (as defined in the Agreement) to the total value of their Old Mutual China Fund Class A and Class Z shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Old Mutual China Fund.

The Board of Trustees of the Trust has voted to approve the Agreement and the proposed Reorganization and to recommend that shareholders also approve the Agreement and the transactions it contemplates.  The actions contemplated by the Agreement and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the shares of the Old Mutual China Fund cast in person or by proxy at the Special Meeting.

Agreement Between OMCAP and ALPS Holdings, Inc.  ALPS Holdings, Inc. (“ALPS Holdings”), an affiliate of ALPS Advisors, and OMCAP have entered into an agreement in furtherance of the transactions contemplated by the Agreement. Pursuant to such agreement, ALPS Holdings or an affiliate has agreed to pay for all proxy-related costs associated with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs.  In addition, ALPS Holdings has agreed to pay the liquidated damages incurred by the Old Mutual China Fund upon its early termination of the Amended and Restated Agency Agreement between the Trust and DST Systems, Inc., dated March 1, 2008.

Background and Board’s Considerations Relating to the Proposed Reorganization.  On May 19, 2009 and June 24, 2009, OMCAP discussed the future of the Old Mutual China Fund with the Board of the Trust.  OMCAP noted that, among other things, the Old Mutual China Fund had not grown to a sufficient size so as to achieve economies of scale, and that the current sub-adviser, Clay Finlay, would discontinue its operations at the end of July 2009.  OMCAP determined that no other fund in the Old Mutual family of funds was suitable for a reorganization with the Old Mutual China Fund and that none of the affiliated sub-advisers within OMCAP had the expertise to manage the Old Mutual China Fund.  As a result, OMCAP did not believe the Old Mutual China Fund was a viable investment option going forward.  OMCAP then conducted a comprehensive search for a replacement sub-adviser for the Old Mutual China Fund.  OMCAP then sought and recommended to the Board an organization that would be in a position to administer the Old Mutual China Fund’s assets, attract additional assets and continue to provide services to shareholders of the Old Mutual China Fund.  In particular, rather than propose liquidating the Old Mutual China Fund, OMCAP proposed to the Board the reorganization of the Old Mutual China Fund with another fund that is identical from an investment objective standpoint.

On July 14, 2009, OMCAP formally proposed and the Board of the Trust, including the trustees who are not “interested persons” (as defined by the 1940 Act) (“Disinterested Trustees”), approved the Agreement.  The Board has also agreed to recommend that shareholders approve the Agreement and the transactions it contemplates.

In determining to recommend that the shareholders of the Old Mutual China Fund approve the Reorganization, the Board considered the factors described below:

•                  The overall expenses of the Class A shares and Class C shares of the New Fund will be lower than those of the corresponding classes of the Old Mutual China Fund.  The overall expenses of Class I shares of the New Fund will be the same as those of the Institutional Class shares of the Old Mutual China Fund.  The New Fund will not offer Class Z shares.  Holders of Class Z shares of the Old Mutual China Fund will receive Class A shares of the New Fund, which bear net annual operating  expenses that are anticipated to be 15 basis points higher than those of the Class Z shares;

•                  ALPS Advisors has agreed to cap expenses of each of Class A, Class C and Class I shares of the New Fund at or below the current levels of the corresponding classes of the Old Mutual China Fund at least through December 31, 2010;

•                  Shareholders of the Old Mutual China Fund will not bear the cost of the Reorganization;

•                  The New Fund would have the same investment objective and substantially similar investment policies as the Old Mutual China Fund;

•                  The Reorganization is intended to be tax-free;

•                  The services available to shareholders of the New Fund will be substantially similar to the services available to shareholders of the Old Mutual China Fund, although shareholders of the New Fund will not have exchange privileges; and

•                  The fact that the Old Mutual China Fund has not been able to attract sufficient assets so as to achieve desired economies of scale.  Moreover, OMCAP has advised the Board that it would likely not be in a position to continue subsidizing the Old Mutual China Fund through fee waivers and reimbursement of expenses beyond December 31, 2009.

Based on all of the foregoing, the Board concluded that the Old Mutual China Fund’s participation in the proposed Reorganization would be in the best interests of the Old Mutual China Fund and would not dilute the interests of the Old Mutual China Fund’s existing shareholders.  The Board, including the Disinterested Trustees, unanimously recommends that shareholders of the Old Mutual China Fund approve the Agreement and the transactions it contemplates.

Agreement and Plan of Reorganization.  The proposed Reorganization will be governed by the Agreement, the form of which is attached as Appendix 1.  The Agreement provides that the Old Mutual China Fund will transfer all of its assets to the New Fund solely in exchange for the issuance of full and fractional Reorganization Shares and the assumption of all the Old Mutual China Fund’s liabilities.  The Reorganization Shares will be issued on or about December 11, 2009 or such other date as may be agreed upon by the parties (the “Closing Date”).  The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

The Old Mutual China Fund will transfer all of its assets to the New Fund, and in exchange, the New Fund will assume all liabilities of the Old Mutual China Fund and deliver to the Old Mutual China Fund the number of full and fractional shares of the appropriate class of the New Fund having an aggregate net asset value equal to the net asset value of the shares of the Old Mutual China Fund.  On or as soon after the Closing Date as is possible (the “Liquidation Date”), the Old Mutual China Fund will distribute in complete liquidation of the Old Mutual China Fund, pro rata to its shareholders of record, all of the Reorganization Shares received by the Old Mutual China Fund.  This distribution will be accomplished by the transfer of Reorganization Shares credited to the account of the Old Mutual China Fund on the books of the New Fund to open accounts on the share records of the New Fund in the name of Old Mutual China Fund shareholders, and representing the respective pro rata number of Reorganization Shares of the applicable class due such shareholders.  All issued and outstanding shares of the Old Mutual China Fund will simultaneously be canceled on the books of the Old Mutual China Fund.  As a result of the proposed transaction, each Old Mutual China Fund shareholder will receive a number of Reorganization Shares of the applicable class equal in value as of the Valuation Date to the value of the corresponding class of Old Mutual China Fund shares previously held by such shareholder.

The Board of the Trust has determined that the proposed Reorganization is in the best interests of the Old Mutual China Fund and that the interests of the Old Mutual China Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Agreement, and the Board of FIT has determined that the proposed reorganization is in the best interests of the New Fund.

The consummation of the Reorganization is subject to the terms and conditions and on the representations and warranties set forth in the Agreement.  The Agreement may be terminated by mutual agreement of the Trust on behalf of the Old Mutual China Fund and FIT on behalf of the New Fund.  In addition, either the Trust or FIT may at its option terminate the Agreement at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of the Trust or the Board of FIT that the consummation of the transactions contemplated therein is not in the best interests of the Old Mutual China Fund or the New Fund, respectively.

ALPS Advisors (or its affiliate) will pay for all proxy-related costs associated with the Reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the Reorganization.

Description of the Reorganization Shares.  Reorganization Shares will be issued to the Old Mutual China Fund’s shareholders in accordance with the Agreement as described above.  The Reorganization Shares will be Class A, Class C, Class I shares of the New Fund.  Class A Reorganization Shares have similar characteristics as the corresponding Class A shares of the Old Mutual China Fund.  Class C Reorganization Shares have similar characteristics as the corresponding Class C shares of the Old Mutual China Fund.  Class Z Reorganization Shares have similar characteristics as the corresponding Class A shares of the Old Mutual China Fund, except that Class A shares of the New Fund are subject to an initial sales charge (load) of up to 5.75% and a Contingent Deferred Sales Charge of up to 1.00%.  These charges will be waived for Class Z Old Mutual China Fund shareholder accounts that receive Class A shares as a result of the Reorganization.  Institutional Class Reorganization Shares have similar characteristics as the corresponding Class I shares of the Old Mutual China Fund.  For more information on the characteristics of each class of the Reorganization Shares, please see the applicable prospectus, a copy of which is included with this Prospectus/Proxy Statement.

Certain Federal Income Tax Consequences.  It is a condition to each Fund’s obligation to consummate the Reorganization that the Funds receive a tax opinion from Davis Graham & Stubbs LLP (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)                                  The transfer of all the assets of the Old Mutual China Fund to the New Fund in exchange solely for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Old Mutual China Fund followed by the pro rata distribution by the Old Mutual China Fund of all the Reorganization Shares to the Old Mutual China Fund shareholders in complete liquidation of the Old Mutual China Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)                                 No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Old Mutual China Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Old Mutual China Fund.

(c)                                  No gain or loss will be recognized by the Old Mutual China Fund upon the transfer of all its assets to the New Fund solely in exchange for Reorganization Shares and the assumption by the New Fund of all the liabilities of the Old Mutual China Fund or upon the distribution (whether actual or constructive) of such Reorganization Shares to the Old Mutual China Fund’s shareholders solely in exchange for such shareholders’ shares of the Old Mutual China Fund in complete liquidation of the Old Mutual China Fund.

(d)                                 No gain or loss will be recognized by the Old Mutual China Fund’s shareholders upon the exchange of their Old Mutual China Fund shares solely for Reorganization Shares in the Reorganization.

(e)                                  The aggregate basis of the Reorganization Shares received by each Old Mutual China Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Old Mutual China Fund shares exchanged therefor by such shareholder.  The holding period of the Reorganization Shares received by each Old Mutual China Fund shareholder will include the period during which the Old Mutual China Fund shares exchanged therefor were held by such shareholder, provided such Old Mutual China Fund shares are held as capital assets at the time of the Reorganization.

(f)                                    The basis of the Old Mutual China Fund’s assets transferred to the New Fund will be the same as the basis of such assets to the Old Mutual China Fund immediately before the Reorganization.  The holding period of the assets of the Old Mutual China Fund in the hands of the New Fund will include the period during which those assets were held by the Old Mutual China Fund.

(g)                                 The taxable year of the Old Mutual China Fund will not end as a result of the Reorganization.  The part of the taxable year of the Old Mutual China Fund before the effective time of the Reorganization and the part of the taxable year of the New Fund after the effective time will constitute a single taxable year of the New Fund.

Notwithstanding the above, no opinion will be expressed as to (1) the effect of the Reorganization on the Old Mutual China Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.  In particular, no opinion will be expressed with respect to the taxable year of any Old Mutual China Fund shareholder.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder.  Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of federal, state, local, non-U.S. and other tax laws.

Capitalization.  The following table shows, as of August 27, 2009, the capitalization of each Fund and the pro forma combined capitalization of the New Fund, giving effect to the proposed Reorganization as of that date:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fund
Old Mutual China Fund
Class A	$14,030,935	$15.77	889,506
Class C	$7,791,761	$15.53	501,773
Class Z	$13,121,371	$15.88	826,441
Institutional Class	$9,421,689	$15.98	589,696
New Fund
Class A	—	—	—
Class C	—	—	—
Class I	—	—	—
Pro Forma New Fund
Class A	$27,152,306	$15.77	1,721,552
Class C	$7,791,761	$15.53	501,773
Class I	$9,421,689	$15.98	589,696

The Board of Trustees of the Trust, including the Disinterested Trustees, unanimously recommends approval of the Agreement and the transactions it contemplates.

PROPOSAL 2: APPROVAL OF THE CLOUGH SUB-ADVISORY AGREEMENT

The Previous Sub-Advisory Agreement

Until close of business July 17, 2009, Clay Finlay served as Old Mutual China Fund’s sub-adviser pursuant to a sub-advisory agreement between OMCAP and Clay Finlay dated December 16, 2005.  The terms of the sub-advisory agreement are substantially similar to the terms of the Interim Sub-Advisory Agreement and the Clough Sub-Advisory Agreement described below.  During the fiscal year ended July 31, 2009, Clay Finlay received from OMCAP gross advisory fees of $288,849 and net advisory fees of $187,181.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Clay Finlay was entitled to receive from OMCAP a sub-advisory fee with respect to the average daily net assets of the Old Mutual China Fund, net 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by OMCAP and net of all breakpoints, which was computed and paid monthly at an annual rate of 1.00% for Old Mutual China Fund.

The Interim Sub-Advisory Agreement

As previously noted, in connection with the termination of the sub-advisory agreement between OMCAP and Clay Finlay, the Board approved, upon management’s recommendation, the appointment of Clough on an interim basis as investment sub-adviser to Old Mutual China Fund pursuant to Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser such as Clough on an interim basis without shareholder approval (where such approval otherwise would be required), subject to certain conditions.

The substantive provisions of the Interim Sub-Advisory Agreement, including investment sub-advisory fees payable thereunder, are substantially similar to those of the prior investment sub-advisory agreement with Clay Finlay, except for the identity of the parties and the terms and provisions required by Rule 15a-4.  The Interim Sub-Advisory Agreement will expire at the earliest of: (a) the Closing Date; (b) the end of the 150-day period after July

17, 2009; (c) the approval of the Clough Sub-Advisory Agreement by shareholders; or (d) the removal or replacement of Clough, in compliance with applicable law.  During the fiscal year ended July 31, 2009, Clough received from OMCAP under the interim sub-advisory agreement gross advisory fees of $15,415 and net advisory fees of $15,468.

The Clough Sub-Advisory Agreement

The following summary of the Clough Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix 2.

The terms of the Clough Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with Clay Finlay.  The Clough Sub-Advisory Agreement provides that, subject to OMCAP’s and the Board’s supervision, Clough is responsible for managing the investment operations of Old Mutual China Fund and for making investment decisions and placing orders to purchase and sell securities for Old Mutual China Fund, all in accordance with the investment objective and policies of Old Mutual China Fund as reflected in its current prospectus and statement of additional information and as may be adopted from time to time by the Board. In accordance with the requirements of the 1940 Act, Clough will also maintain, and provide OMCAP with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The Clough Sub-Advisory Agreement provides that, in the absence of a breach of fiduciary duty with respect to the receipt of compensation for services, willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, Clough will not be liable for any act or omission in connection with its activities as sub-adviser to Old Mutual China Fund.

Under its terms, the Clough Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue if specifically approved at least annually (i) by the Board or by vote of a majority of the Trust’s outstanding voting securities and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Clough Sub-Advisory Agreement may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by a vote of the majority of the Trust’s outstanding voting securities upon 10 days’ written notice to OMCAP and Clough (ii) by OMCAP at any time without penalty, upon 60 days’ written notice to the Trust and OMCAP, or (iii) by Clough at any time without penalty upon 90 days’ written notice to the Trust.  The Clough Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of Old Mutual China Fund’s Investment Advisory Agreement with OMCAP.

If shareholders approve the Reorganization discussed above in Proposal 1, the Interim Sub-Advisory Agreement effectively will terminate when the Old Mutual China Fund is liquidated in accordance with the terms of the Agreement (assuming the Closing Date occurs no later than December 14, 2009).  If shareholders do not approve the Reorganization, but approve the Clough Sub-Advisory Agreement, Clough will continue to serve as the sub-adviser of the Old Mutual China Fund and the Board will determine what action, if any, to take.  If neither proposal is approved, the Board will consider various options with respect to the Old Mutual China Fund in accordance with applicable law.

 Compensation payable by OMCAP to Clough under the Clough Sub-Advisory Agreement is the same as the compensation payable under the sub-advisory agreement with Clay Finlay and the Interim Sub-Advisory Agreement.

Board Considerations

The Old Mutual China Fund’s previous sub-adviser, Clay Finlay LLC (“Clay Finlay”) discontinued its operations as of the end of July 2009.  As a result, on July 14, 2009, the Board determined to terminate the investment sub-advisory agreement with Clay Finlay, and in order to plan for a smooth transition prior to the Reorganization, the Board determined to retain Clough to manage the Old Mutual China Fund, which was then known as the Old Mutual Clay Finlay China Fund, for a short period prior to the consummation of the Reorganization.

At the Board meeting on July 14, 2009, the Board received and evaluated such information from Clough that it had requested, and that the Board believed was necessary for determining whether to approve the Interim Sub-Advisory Agreement for Old Mutual China Fund.  The material provided to the Board in support of the sub-advisory arrangement with Clough included the following: (1) memoranda presenting management’s rationale for proposing a change in sub-adviser to the Old Mutual China Fund and its recommendation that Clough be retained as the sub-adviser to the Old Mutual China Fund; (2) information about the proposed portfolio management team for the Old Mutual China Fund and Clough’s investment style with respect to the Old Mutual China Fund; (3) responses from Clough to questions posed by independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the Interim Sub-Advisory Agreement with Clough on behalf of the Old Mutual China Fund; and (5) other information relevant to the Board’s evaluation.

Furthermore, at the July 28, 2009 meeting, the Board approved the Clough Sub-Advisory Agreement to appoint Clough as Old Mutual China Fund’s new sub-adviser, pending shareholder approval (together with the Interim Sub-Advisory Agreement, the “New Sub-Advisory Agreements”).

The Board’s consideration of whether to approve the New Sub-Advisory Agreements took into account several factors including, but not limited to, the following:

•                  the sub-advisory fees to be paid to Clough under the New Sub-Advisory Agreements are comparable to the fees charged by other investment sub-advisers to other funds with a similar investment strategy;

•                  Clough is experienced and possess significant experience in managing Asian securities;

•                  that Clough’s historic investment performance of its managed accounts appeared to be consistent with the Old Mutual China Fund’s expectations;

•                  Clough has demonstrated its commitment to provide sufficient staffing resources and capabilities to manage the Old Mutual China Fund, including the retention of personnel with relevant investment management experience;

•                  Clough is willing to hire some of the Clay Finlay personnel responsible for managing the Old Mutual China Fund;  and

•                  Clough appears to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies and performance.

The Board considered the investment returns Clough achieved with respect to its other managed accounts, and noted the extent of its compliance program.  The Board considered the fact that the Old Mutual China Fund’s current adviser was ceasing its operations, and recognized the extensive due diligence conducted by OMCAP in selecting a new sub-adviser.  The Board noted that Clough does not currently manage any accounts with a style similar to that of the Old Mutual China Fund, nor does it currently manage any open-end investment companies.  The Board noted that Clough also manages three closed-end funds, for which it charges advisory fees ranging from 0.70% to 1.00% of the funds’ total assets, and other accounts, including hedge funds, that pay fees that include an incentive fee component.  The Board considered Clough’s overall profitability from its investment advisory operations.  It noted that the Old Mutual China Fund was Clough’s first open-end mutual fund, and that Clough anticipated opening a Hong Kong office that it would not otherwise have opened, and thus in the foreseeable future it was unlikely that Clough would realize any meaningful economies of scale with respect to management of the Old Mutual China Fund during the period covered by the New Sub-Advisory Agreements.  The Board concluded that the fees to be paid to Clough under the New Sub-Advisory Agreements were reasonable under the circumstances, given the size of the Fund’s assets.

Based on its review and after considering OMCAP’s recommendation, the Board determined that the New Sub-Advisory Agreements would enable shareholders of Old Mutual China Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Old Mutual China Fund and its shareholders. The Board then approved the agreements, and directed that the Clough Sub-Advisory Agreement be submitted to shareholders for approval.

The Board recommends that shareholders of Old Mutual China Fund vote “FOR” Proposal 2 to approve the Clough Sub-Advisory Agreement.

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General.  The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone, telegraph or in person, will be paid by ALPS Holdings or its affiliates.  In addition to solicitation by mail, certain officers and representatives of the Trust, officers, employees or agents of OMCAP or ALPS Advisors, and certain financial service firms and their representatives, who will receive no extra compensation for their services, may solicit voting instructions/proxies by telephone, telegram, telegraph or in person.  In addition, a representative from Broadridge Communication Solutions, Inc., (“Broadridge”), a firm authorized by OMCAP to assist in the solicitation of proxies and voting instructions, may contact you to solicit your proxy by mail, by telephone or by internet. Broadridge has been retained to assist in the solicitation of the proxies and it is estimated will receive approximately $27,300 for its services.

As of August 27, 2009 (the “Record Date”), the Old Mutual China Fund had 2,807,416.099 shares outstanding.

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings.  As a result, the Trust does not have a policy regarding the attendance of Board members at annual meetings.  The Trust will hold special meetings as required or deemed desirable.  Since the Trust does not hold regular meetings of shareholders, the anticipated date of the next special meeting of shareholders cannot be provided.  Any shareholder proposal that may properly be included in the proxy solicitation for a special shareholders meeting must be received by the Secretary of the Trust within reasonable time before the Trust mails proxy materials to shareholders.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement.  Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

The presence, in person or by proxy, at the Special Meeting of the holders of one-third of the outstanding shares of the Old Mutual China Fund constitutes a quorum for the transaction of business.  If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.

Voting

Each valid proxy card received in time for the Special Meeting will be voted in accordance with the instructions on the proxy card as the persons named in the proxy card determine on such other business as may come before the Special Meeting.

The Trust has also arranged to have votes recorded by telephone.  Please have the proxy card in hand and call the number on the enclosed materials and follow the instructions.  After a shareholder provides his or her voting instructions, those instructions are read back to the shareholder and the shareholder must confirm his or her voting instructions before disconnecting the telephone call.  The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

Shareholders may also vote over the Internet by following the instructions in the enclosed materials.  Shareholders will be prompted to enter the control number on the enclosed proxy card.  Follow the instructions on the screen, using the proxy ballot as a guide.  The voting procedures used in connection with internet voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

For the Reorganization and Sub-Advisory Agreement proposal, to the extent not designated, the shares will be voted FOR approval of the Reorganization or the approval of the Clough Sub-Advisory Agreement.  Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Trust, (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person.  Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

In tallying votes, abstentions and broker non-votes (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power) will be counted for purposes of determining whether a quorum is present for purposes of convening the Special Meeting.  Abstentions and broker non-votes will have the effect of being counted as votes against the Reorganization proposal and the Sub-Advisory Agreement proposal.

Shareholders of the Old Mutual China Fund will vote on Proposal 1 separately by class.  Approval of Proposal 1 will require, for each such class, the affirmative vote of the Old Mutual China Fund’s shareholders of that class as indicated in section 12 of the “Synopsis,” above.

Shareholders of the Old Mutual China Fund will vote on Proposal 2 collectively.  Approval of Proposal 2 will require the affirmative vote of “a majority of the outstanding voting securities” as defined by the 1940 Act.   This vote means the lesser of (a) 67% or more of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Old Mutual China Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Old Mutual China Fund.

Share Ownership

As of September 25, 2009 the officers and trustees of each of the Trust and FIT as a group beneficially owned less than 1% of the outstanding shares of the Old Mutual China Fund.  The following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of the Old Mutual China Fund as of September 25, 2009:

Class	Shareholder Name And Address	Type of Ownership	Percentage of Such Class Owned	Estimated Pro Forma Ownership After the Reorganization
Old Mutual China Fund Class A	Merrill Lynch 4800 Deer Lake Dr E Fl 2 Jacksonville FL 32246-6484	Direct	27.775%	245,689

Old Mutual China Fund Class A	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	Direct	8.308%	73,493

Old Mutual China Fund Class A	NFS LLC Febo Loanca LLC 2750 Costebelle Dr La Jolla CA 92037-3524	Direct	6.332%	56,012

Old Mutual China Fund Class C	Merrill Lynch 4800 Deer Lake Dr E Fl 2 Jacksonville FL 32246-6484	Direct	37.824%	171,001

Old Mutual China Fund Class C	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	Direct	5.86%	26,494

Old Mutual China Fund Class I	John Peter Clay 114 E 30th St New York NY 10016-7303	Direct	69.2%	408,197

Old Mutual China Fund Class I	David Francis Kerr Finlay 114 E 90th St Apt 9B New York NY 10128-1557	Direct	30.389%	179,262

Old Mutual China Fund Class Z	National Financial Services Corp For The Exclusive Ben Of Our Cust 200 Liberty St One World Fin Cntr Attn Mutual Funds Dept 5th Fl New York NY 10281	Direct	27.794%	220,219

Old Mutual China Fund Class Z	Charles Schwab & Co Inc Special Custody Account For Benefit Of Customers 101 Montgomery St San Francisco CA 94104-4151	Direct	23.916%	189,498

As of the date of this Prospectus/Proxy Statement, no shares of the New Fund have been issued.

Appendix 1

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this            day of                           , 2009 by Financial Investors Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of Clough China Fund (the “Acquiring Fund”); Old Mutual Funds I, a Delaware statutory trust, (the “Selling Trust”), on behalf of Old Mutual China Fund (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); ALPS Advisors, Inc. (“ALPS”), the investment adviser to the Acquiring Fund (for purposes of Section 9.1 of the Agreement only).  The principal place of business of the Acquiring Trust and ALPS is 1290 Broadway, Suite 1100, Denver, Colorado  80203; the principal place of business of the Selling Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

The Selling Fund intends to change its identity through a “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of:  (i) the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for voting Class A, Class C, and Class I shares of beneficial interest, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; and (ii) the distribution, after the Closing hereinafter referred to, of the Class A, Class C, Class  A and Class I of the Acquiring Fund to the Class A, Class C, Class Z and Institutional Class shareholders, respectively, of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Trust, and the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund was established by the Acquiring Trust for the purpose of acquiring the assets of the Selling Fund, and is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Selling Trust has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

A-1-1

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees:  (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3.  Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2           ASSETS TO BE TRANSFERRED.  The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, as such term is defined in Section 3.1.

1.3           LIABILITIES TO BE ASSUMED.  The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date.  Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is possible (the “Liquidation Date”):  (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata by class to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Selling Fund Shareholders”), all of the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5           OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Selling Fund Shareholders.

A-1-2

1.6           STATE FILINGS.  Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of the Closing Date.

1.7           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8           TERMINATION.  The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9           BOOKS AND RECORDS.  All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

1.10         INITIAL SHARE.  Prior to the Closing, the Acquiring Fund will issue one share of beneficial interest of the Acquiring Fund (the “Initial Share”) to ALPS Fund Services (the “Sole Shareholder”) in exchange for $10.00 for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund.  The Initial Share shall be redeemed and cancelled by the Acquiring Fund in exchange for $10.00 immediately prior to the Closing.

ARTICLE II

VALUATION

2.1           VALUATION OF ASSETS AND LIABILITIES.  The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), less the amount of all the Selling Fund’s liabilities.  The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Agreement and Declaration of Trust and the Selling Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2           VALUATION OF SHARES.  The aggregate net asset value of Acquiring Fund Shares shall be the aggregate net asset value of the Selling Fund on the Valuation Date, using the valuation procedures set forth in the Selling Trust’s Agreement and Declaration of Trust and the Selling Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3           SHARES TO BE ISSUED.  Shareholders of Class C and Institutional Class of the Selling Fund will receive the number of full and fractional shares of Class C and Class I of the

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Acquiring Fund, equal in value as of the Valuation Date to the total value of their Selling Fund Class C and Institutional Class shares held by that shareholder immediately prior to the Reorganization.  In addition, shareholders of Class A and Class Z of the Selling Fund will receive the number of full and fractional shares of Class A of the Acquiring Fund, equal in value as of the Valuation Date to the total value of their Selling Fund Class A and Class Z shares held by that shareholder immediately prior to the Reorganization.

2.4           EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III

CLOSING AND CLOSING DATE

3.1           CLOSING DATE.  The Closing shall occur on December 11, 2009 or such other date as the parties may agree in writing (the “Closing Date”).  Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the Valuation Date.  The Closing shall be held as of 10:00 a.m. Mountain time (the “Effective Time”) at the offices of ALPS Fund Services, Inc. in Denver, Colorado_ or at such other time and/or place as the parties may agree.

3.2           CUSTODIAN’S CERTIFICATE.  The Selling Fund shall cause The Bank of New York Mellon, as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that:  (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.  The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3           TRANSFER AGENT’S CERTIFICATE.  The Selling Fund shall cause DST Systems, Inc., as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Selling Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory

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to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4           DELIVERY OF ADDITIONAL ITEMS.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF THE SELLING FUND.  The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)           The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust’s Agreement and Declaration of Trust and Bylaws.

(c)           The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Trust’s Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e)           Except as otherwise disclosed in writing to and accepted in writing by the Acquiring Fund, the Selling Fund has no material contracts or other commitments that will be terminated with liability to the Selling Fund before the Closing Date.

(f)            No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement.  The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

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(g)           The financial statements of the Selling Fund as of July 31, 2008, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of July 31, 2008, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.  The unaudited financial statements of the Selling Fund as of January 31, 2009, and for the fiscal semi-annual period then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of January 31, 2009, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h)           Since the dates of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date.  For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)            All federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects.  All federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above.  To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalties has been asserted against the Selling Fund.

(j)            All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund.  All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3.  The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k)           At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto.

(l)            The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund.  Subject to approval by the Selling Fund shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy,

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insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)          The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n)           The current prospectus and statement of additional information of the Selling Fund conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations thereunder and does not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(o)           From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p)           For each taxable year of its operations, the Selling Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year that includes the Closing Date for that portion of such taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code.  The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code.  The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q)           No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.5) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions

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contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2.

4.2           REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a)           The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)           The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Revised Trust Instrument and Bylaws.

(c)           The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Share, has not owned any assets and will not own any assets prior to the Closing.  There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Share issued to the Sole Shareholder in association with the organization of the Acquiring Fund.  The Acquiring Fund will redeem and cancel such Initial Share immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share so that the Acquiring Fund will own no assets at the time of the Closing.

(e)           The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Revised Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f)            No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g)           The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

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(h)           The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Share, constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date.  When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable.  The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i)            The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(j)            From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(k)           The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(l)            No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.5) and the filing of any documents that may be required under Delaware state law and except for the filing of any documents that may be required under the 1933 Act, the 1934 Act and the 1940 Act and such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

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(m)          The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1           OPERATION IN ORDINARY COURSE.  Subject to Section 1.2, the Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.  The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement.  No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.  In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within (sixty) 60 days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling

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Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7           PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS.  The Acquiring Trust will prepare and file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”).  The Registration Statement shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9           SELLING FUND FINANCIAL STATEMENTS.  The audited financial statements of the Selling Fund as of July 31, 2009, and for the annual period then ended, will be prepared in accordance with generally accepted accounting principles, and such statements (copies of which will be furnished to the Acquiring Fund) will fairly reflect the financial condition of the Selling Fund as of July 31, 2009, and there will be no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

5.10         TAX STATUS OF REORGANIZATION.  It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.  At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following conditions:

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6.1           All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2           The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, substantially in the form of Exhibit A.  Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

7.1           All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2           The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.3           The Acquiring Fund shall have received on the Closing Date an opinion from Kramer Levin Naftalis & Frankel LLP, dated as of the Closing Date, substantially in the form of Exhibit B.  Such opinion shall be based on customary assumptions and such representations as Kramer Levin Naftalis & Frankel LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4           As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund identifies to the Selling Fund as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust’s trust instrument or bylaws, or of investment restrictions disclosed in the Registration Statement.

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ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the following:

8.1           This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust’s Agreement and Declaration of Trust and By-Laws.  Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1.

8.2           The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.3           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.4           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.5           The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.6           The Funds shall have received an opinion of Davis Graham & Stubbs LLP substantially to the effect that with respect to the Reorganization for federal income tax purposes:

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(a)           The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata, by class, distribution by the Selling Fund of all the Acquiring Fund Shares received to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c)           No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d)           No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)           The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder.  The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f)            The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization.  The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g)           The taxable year of the Selling Fund will not end as a result of the Reorganization.  The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

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Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.6.

ARTICLE IX

EXPENSES

9.1           The Funds will pay no expenses associated with their participation in the Reorganization.  ALPS or its affiliate will pay for all proxy-related costs associated with the reorganization, including legal, tax, proxy solicitation, printing and mailing costs as well as other costs associated with the reorganization.

9.2           Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3           Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC.  Selling Fund shareholders will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE X

INDEMNIFICATION

10.1         The Acquiring Trust agrees to indemnify and hold harmless the Selling Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2         The Selling Trust agrees to indemnify and hold harmless the Acquiring Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

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ARTICLE XI

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1         The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2         The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII

TERMINATION

12.1         This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their Boards of Trustees.  In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a)           a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b)           a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)           a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2         In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, ALPS, Old Mutual or their respective board members and officers.  In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII

AMENDMENTS

13.1         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their Boards of Trustees; provided, however, that following the meeting of the Selling Fund shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

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ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1         The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3         This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

14.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5         It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the respective trust.  Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder.  The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such.  Neither the authorization by such Boards of Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV

NOTICES

15.1         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of Clough China Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

OLD MUTUAL FUNDS I, on behalf of Old Mutual China Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Section 9.1 only

ALPS ADVISORS, INC.

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

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Appendix 2

FORM OF INVESTMENT SUB-ADVISORY AGREEMENT

AGREEMENT made as of this        day of                           , 2009 by and among Old Mutual Capital, Inc. (the “Adviser”), Clough Capital Partners LLC, on behalf of Clough Capital Partners, LP (the “Sub-Adviser”), and Old Mutual Funds I, a Delaware statutory trust (the “Trust”), on behalf of the Old Mutual China Fund (the “Portfolio”).

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, pursuant to the Investment Advisory Agreement dated December 2, 2005 between the Adviser and the Trust, the Adviser acts as investment adviser for the Portfolio; and

WHEREAS, the Adviser and the Trust each desire to retain the Sub-Adviser to provide investment advisory services to the Trust in connection with the management of all of the assets of the Portfolio, and the Sub-Adviser is willing to render such investment advisory services.

NOW, THEREFORE, intending to be legally bound, the parties hereto agree as follows:

1.             (a)           Subject to supervision and oversight by the Adviser and the Trust’s Board of Trustees, the Sub-Adviser shall manage the investment operations of the Portfolio and the composition of the Portfolio’s investment portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies and restrictions as stated in such Portfolio’s Prospectus (such Prospectus and Statement of Additional Information as currently in effect and as amended or supplemented from time to time, being herein called the “Prospectus”), and subject to the following understandings:

(1)           The Sub-Adviser shall provide supervision of the Portfolio’s investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash.

(2)           In the performance of its duties and obligations under this Agreement, the Sub-Adviser shall act in conformity with the Trust’s Prospectus and with the instructions and directions of the Adviser and of the Board of Trustees and will conform and comply with the requirements of the 1940 Act, the Internal Revenue Code of 1986, as amended, and all other applicable federal and state laws and regulations, as each is amended from time to time.

(3)           The Sub-Adviser shall determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carryout the policy with respect to brokerage set forth in such Portfolio’s Registration Statement (as defined herein) and Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws.  In providing the Portfolio with investment supervision, the Sub-Adviser will give primary consideration to securing the most favorable price and efficient execution.  Within the framework of this policy, the Sub-Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which the Sub-Adviser’s other clients may be a party.  It is understood that it is desirable for the Portfolio that the Sub-Advisor have access to (i) supplemental investment and

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market research and (ii) security and economic analysis provided by brokers who may execute brokerage transactions at a higher cost to the Portfolio than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution.  Therefore, the Sub-Adviser is authorized to place orders for the purchase and sale of securities for the Portfolio with brokers, subject to review by the Trust’s Board of Trustees from time to time with respect to the extent and continuation of this practice.  It is understood that the services provided by such brokers may be useful to the Sub-Adviser in connection with the Sub-Adviser’s services to other clients.

On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as other clients of the Sub-Adviser, the Sub-Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Portfolio and to such other clients.

(4)           The Sub-Adviser at its expense will make available to the Trust’s Board of Trustees and the Adviser at reasonable times its portfolio managers and other appropriate personnel, either in person or, at the mutual convenience of the Adviser and the Sub-Adviser, by telephone, in order to review the investment policies, performance and other investment related information regarding the Portfolio and to consult with the Trustees and Adviser regarding the Portfolio’s investment affairs, including economic, statistical and investment matters related to the Sub-Adviser’s duties hereunder, and will provide periodic reports to the Adviser relating to the investment strategies it employs.  The Sub-Adviser and its personnel shall also cooperate fully with counsel and auditors for, and the Chief Compliance Officers of, the Adviser and the Trust.

(5)           In accordance with procedures adopted by the Trust’s Board of Trustees, as amended from time to time, the Sub-Adviser is responsible for assisting in the fair valuation of all Portfolio securities.  The Sub-Adviser will use its reasonable efforts to provide, based upon its own expertise, and to arrange with parties independent of the Sub-Adviser such as broker-dealers, for the provision of valuation information or prices for securities for which prices are deemed by the Adviser or Trust’s administrator not to be readily available in the ordinary course of business from an automated pricing service.  In addition, the Sub-Adviser will assist the Portfolio and its agents in determining whether prices obtained for valuation purposes accurately reflect market price information relating to the assets of the Portfolio at such times as the Adviser shall reasonably request, including but not limited to, the hours after the close of a securities market and prior to the daily determination of the Portfolio’s net asset value per share.

(6)           The Sub-Adviser at its expense will provide the Adviser and/or the Trust’s Chief Compliance Officer with such compliance reports relating to its duties under this Agreement as may be requested from time to time.  Notwithstanding the foregoing, the Sub-Adviser will promptly report to the Adviser any material violations of the federal securities laws (as defined in Rule 38a-1 of the 1940 Act) that it is or should be aware of or of any material

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violation of the Sub-Adviser’s compliance policies and procedures that pertain to the Portfolio, as well as any change in portfolio manager(s) of the Portfolio.

(7)           Unless otherwise directed by the Adviser or the Trust’s Board of Trustees, the Sub-Adviser will vote all proxies received in accordance with the Trust’s proxy voting policy or, if the Sub-Adviser has a proxy voting policy approved by the Trust’s Board of Trustees, the Sub-Adviser’s proxy voting policy.  The Adviser shall instruct the Portfolio’s custodian to forward or cause to be forwarded to the Sub-Adviser all relevant proxy solicitation materials.  The Sub-Adviser shall maintain and shall forward to the Portfolio or its designated agent such proxy voting information as is necessary for the Portfolio to timely file proxy voting results in accordance with Rule 30b1-4 of the 1940 Act.

(8)           The Sub-Adviser represents and warrants that it has adopted a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act and the requirements of Rule 204A-1 under the Investment Advisers Act of 1940 and has provided the Adviser and the Trustees of the Portfolio a copy of such code of ethics, together with evidence of its adoption, and will promptly provide copies of any changes thereto, together with evidence of their adoption.  Upon request of the Adviser, but in any event no less frequently than annually, the Sub-Adviser will supply the Adviser a written report that (A) describes any issues arising under the code of ethics or procedures since the Sub-Adviser’s last report, including but not limited to material violations of the code of ethics or procedures and sanctions imposed in response to the material violations; and (B) certifies that the procedures contained in the Sub-Adviser’s code of ethics are reasonably designed to prevent “access persons” from violating the code of ethics.

(9)           The Sub-Adviser will review draft reports to shareholders and other documents provided or available to it and provide comments on a timely basis.  In addition, the Sub-Adviser and each officer and portfolio manager thereof designated by the Adviser will provide on a timely basis such certifications or sub-certifications as the Adviser may reasonably request in order to support and facilitate certifications required to be provided by the Trust’s Principal Executive Officer and Principal Financial Officer.

(10)         The Sub-Adviser shall maintain all books and records with respect to the Portfolio’s portfolio transactions required by subparagraphs (b)(5), (6), (7), (9), (10) and (11) and paragraph (f) of Rule 31a-1 under the 1940 Act and shall render to the Trust’s Board of Trustees such periodic and special reports as the Trust’s Board of Trustees may reasonably request.

(11)         The Sub-Adviser shall provide the Portfolio’s custodian on each business day with information relating to all transactions concerning the Portfolio’s assets and shall provide the Adviser with such information upon request of the Adviser.

(12)         (a)           The investment management services provided by the Sub-Adviser under this Agreement are not to be deemed exclusive and the Sub-Adviser shall be free to render similar services to others, as long as such services do not impair the services rendered to the Adviser or the Trust.

(b)           Services to be furnished by the Sub-Adviser under this Agreement may be furnished through the medium of any of the Sub-Adviser’s officers or employees.

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(c)           The Sub-Adviser shall keep the Portfolio’s books and records required to be maintained by the Sub-Adviser pursuant to paragraph 1(a) of this Agreement and shall timely furnish to the Adviser all information relating to the Sub-Adviser’s services under this Agreement needed by the Adviser to keep the other books and records of the Portfolio required by Rule 31a-1 under the 1940 Act.  The Sub-Adviser agrees that all records that it maintains on behalf of the Portfolio are property of the Portfolio and the Sub-Adviser will surrender promptly to the Portfolio any of such records upon the Portfolio’s request; provided, however, that the Sub-Adviser may retain a copy of such records.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any such records as are required to be maintained by it pursuant to paragraph 1(a) of this Agreement.

2.             The Adviser shall continue to have responsibility for all services to be provided to the Portfolio pursuant to the Advisory Agreement and shall oversee and review the Sub-Adviser’s performance of its duties under this Agreement.

3.             The Adviser has delivered to the Sub-Adviser copies of each of the following documents and will deliver to it all future amendments and supplements, if any:

(a)           Certified resolutions of the Trust’s Board of Trustees authorizing the appointment of the Sub-Adviser and approving the form of this Agreement;

(b)           Registration Statement under the 1940 Act and the Securities Act of 1933, as amended on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “Commission”) relating to the Portfolio and shares of the Portfolio’s beneficial shares, and all amendments thereto; and

(c)           Prospectus of the Portfolio.

4.             For the services to be provided by the Sub-Adviser pursuant to this Agreement for the Portfolio, the Adviser will pay to the Sub-Adviser as full compensation therefore a fee at an annual rate of the Portfolio’s average daily net assets, net 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser and net of all breakpoints, as follows:

Old Mutual China Fund	1.00%

This fee will be paid to the Sub-Adviser from the Adviser’s advisory fee from the Portfolio.  The fee will be computed daily and paid to the Sub-Adviser monthly.

To the extent that the Adviser is reimbursed by the Trust for any waived fees or reimbursed expenses pursuant to the terms of a separate expense limitation agreement between the Trust and the Adviser, the Adviser will pay to the Sub-Adviser its pro-rata share of any such reimbursed amount.

5.             The Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Portfolio or the Adviser in connection with performance of its obligations under this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period

A-2-4

and the amount set forth in Section 36(b)(3) of the 1940 Act), or a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser’s part in the performance of its duties or from reckless disregard of its obligations and duties under this Agreement, except as may otherwise be provided under provisions of applicable state law which cannot be waived or modified hereby.

6.             This Agreement shall continue in effect for a period of more than two years from the date hereof only so long as such continuance is specifically approved at least annually in conformance with the 1940 Act provided, however, that this Agreement may be terminated (a) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Portfolio’s outstanding voting securities, upon ten (10) days’ written notice to the Adviser and the Sub-Adviser, (b) by the Adviser at any time without penalty, upon sixty (60) days’ written notice to the Trust, or (c) by the Sub-Adviser at any time without penalty on (90) days’ written notice to the Trust and the Adviser.  This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

7.             Nothing in this Agreement shall limit or restrict the right of any of the Sub-Adviser’s partners, officers, or employees to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any business, whether of a similar or dissimilar nature, nor limit or restrict the Sub-Adviser’s right to engage in any other business or to render services of any kind to any other corporation, firm, individual or association.

8.             During the term of this Agreement, the Adviser agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, sales literature or other materials prepared for distribution to shareholders of the Portfolio, the Trust or the public that refers to the Sub-Adviser or its clients in any way prior to use thereof and not to use material if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed upon) after receipt thereof.  The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients.  The Adviser agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph.  Sales literature may be furnished to the Sub-Adviser by first-class or overnight mail, facsimile transmission equipment or hand delivery.

9.             No Trustee or Shareholder of the Trust shall be personally liable for any debts, liabilities, obligations or expenses incurred by or contracted for under this Agreement.

10.           No provisions of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by the vote of the majority of the outstanding voting securities of the Portfolio.

11.           This Agreement shall be governed by the laws of the state of Delaware; provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

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12.           This Agreement embodies the entire agreement and understanding among the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement’s subject matter.  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original; all such counterparts shall together, constitute only one instrument.

13.           Should any part of this Agreement be held invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.  This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

14.           Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed:

To the Adviser at:

Attention:  President

4643 South Ulster Street, Suite 600

Denver, CO  80237

To the Sub-Adviser at:

Attention:  James Canty, Partner (with a copy to Dan Gillis, Chief Compliance Officer)

One Post Office Square, 40th Floor

Boston, MA  02109

To the Trust or the Portfolio at:

Attention:  President

4643 South Ulster Street, Suite 600

Denver, CO  80237

15.           Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the Commission, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first written above.

OLD MUTUAL CAPITAL, INC.	OLD MUTUAL FUNDS I, on behalf of Old Mutual China Fund

By:	By:
Name:	Name:
Title:	Title:

CLOUGH CAPITAL PARTNERS, LLC, on behalf of Clough Capital Partners, LP

By:
Name:
Title:

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STATEMENT OF ADDITIONAL INFORMATION

FINANCIAL INVESTORS TRUST

Clough China Fund

Relating to the Acquisition of the Assets and Liabilities of

Old Mutual China Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(303) 623-2577

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated October 5, 2009 for use in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Old Mutual China Fund, to be held on December 7, 2009.  At the Special Meeting, shareholders of the Old Mutual China Fund will be asked to approve the Reorganization of the Old Mutual China Fund into the Clough China Fund, a newly created series of Financial Investors Trust (the “New Fund”), as described in the Prospectus/Proxy Statement.  Copies of the Prospectus/Proxy Statement may be obtained at no charge by writing to the New Fund at the address shown above or by calling (866)759-5679.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the Old Mutual China Fund and the New Fund is contained in their Statements of Additional Information dated November 19, 2008 and October 2, 2009, respectively, as supplemented from time to time, which are incorporated herein by reference only insofar as they relate to such Funds.  No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Old Mutual China Fund are contained in its Annual Report for the fiscal year ended July 31, 2009, which is incorporated herein by reference only insofar as it relates to the Old Mutual China Fund.  No other parts of the Annual Report are incorporated by reference herein.

The New Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the Old Mutual China Fund.  For this reason, the financial statements of the New Fund and the pro forma financial statements of the New Fund have not been included herein.

The date of this Statement of Additional Information is October 5, 2009.

FORM OF PROXY

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

To vote by Internet

1)     Read the Proxy Statement and have the proxy card below at hand.

2)     Go to website www.proxyvote.com

3)     Follow the instructions provided on the website.

To vote by Telephone

1)     Read the Proxy Statement and have the proxy card below at hand.

2)     Call 1-800-690-6903

3)     Follow the instructions.

To vote by Mail

1)     Read the Proxy Statement.

2)     Check the appropriate boxes on the proxy card below.

3)     Sign and date the proxy card.

4)     Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M16682-S49369	KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.	DETACH AND RETURN THIS PORTION ONLY

OLD MUTUAL CHINA FUND

The Board of Trustees of the Fund recommends a vote “for” the proposals to:

1.   Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Fund to the Clough China Fund, a newly created series of Financial Investors Trust (the “New Fund”), in exchange for shares of the New Fund and the assumption by the New Fund of all the liabilities of the Fund, and the distribution of such shares to the shareholders of the Fund in complete liquidation and termination of the Fund.

2.   Approve an Investment Sub-Advisory Agreement between Old Mutual Capital, Inc., the Fund’s investment adviser, Clough Capital Partners LLC, on behalf of Clough Capital Partners, LP (“Clough”), and Old Mutual Funds I, on behalf of the Fund, pursuant to which Clough would serve as the sub-adviser to the Fund.

NOTE:  Such other business as may properly come before the meeting or any adjournment thereof.

The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement. Your signature(s) on the proxy card should be exactly as your name or names appear(s) on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

			For ☐ ☐	Against ☐ ☐	Abstain ☐ ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

M16683-S49369

FORM OF PROXY

OLD MUTUAL CHINA FUND
4643 South Ulster Street, Suite 600
Denver, Colorado 80237

Proxy for Special Meeting of Shareholders
December 7, 2009

This Proxy is Solicited by the Board of Trustees of
Old Mutual Funds I

The undersigned Shareholder(s) of Old Mutual China Fund (the “Fund”), hereby appoint(s) Andra C. Ozols and Julian F. Sluyters (each with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Meeting of Shareholders (the “Special Meeting”) of the Fund to be held on December 7, 2009, 10:00 a.m. Mountain time, at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Prospectus/Proxy Statement as checked on the reverse side.

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposals. Please date, sign and return promptly.

PART C.  OTHER INFORMATION

Item 15.                                                       Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (1)(a) and (1)(b) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (7)(a) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (7)(f) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.  The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16.	Exhibits.

	(1)	(a)	Trust Instrument of Registrant.(1)

		(b)	Revised Trust Instrument of Registrant.(1)

(2)	(a)	By-Laws of Registrant.(1)

	(b)	Revised By-Laws of Registrant.(1)

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.(10)

(3)		Not Applicable.

(4)

Form of Agreement and Plan of Reorganization among Registrant, on behalf of Clough China Fund, Old Mutual Funds I, on behalf of Old Mutual China Fund, ALPS Advisors, Inc. and Old Mutual Capital, Inc.(13)

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Trust Instrument of Registrant (incorporated herein by reference to Exhibit (1) of this filing).

(6)	(a)

Investment Advisory Agreement dated June 10, 2003 between Registrant and SSgA Funds Management, Inc. with respect to the U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund), U.S. Treasury Money Market and Prime Money Market Funds.(5)

(b)

First Amendment dated September 10, 2003 to the Investment Advisory Agreement dated June 10, 2003 between Registrant and SSgA Funds Management, Inc. with respect to the U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund), U.S. Treasury Money Market, and Prime Money Market Funds.(6)

(c)

Amendment dated April 30, 2008 to Investment Advisory Agreement dated June 10, 2003 between Registrant and SSgA Funds Management, Inc. with respect to the American Freedom U.S. Government Money Market, U.S. Treasury Money Market and Prime Money Market Funds.(11)

	(d)	Investment Advisory and Management Agreement dated October 1, 2007 between Registrant and ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) with respect to the Listed Private Equity Fund.(9)

	(e)	Investment SubAdvisory Agreement dated October 1, 2007 among Registrant, ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) and Red Rocks Capital LLC with respect to the Listed Private Equity Fund.(9)

	(f)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund.(12)

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	(g)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the Activa Value Fund.(12)

	(h)	Form of Investment Advisory Agreement between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(13)

	(i)	Form of Investment Sub-Advisory Agreement among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(13)

(7)	(a)

Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund) Funds.(8)

(b)

Amended Schedule A dated November 13, 2006 to the Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U. S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(9)

(c)

Addendum No. 2 dated April 9, 2007 to the Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U. S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(8)

(d)

Amended Schedule A dated April 30, 2008 to the Distribution Agreement dated September 30, 2005 between Registrant and ALPS Distributors, Inc. with respect to the Prime Money Market, U. S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

	(e)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the American Freedom U.S. Government Money Market Fund.(5)

	(f)	Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.(9)

	(g)	Form of Administrative Services Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private

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Equity Fund.(8)

(h)

Form of Amendment No. 1 with respect to the Activa Value Fund to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.(12)

(i)

Form of Amendment No. 2 with respect to the Clough China Fund to the Distribution Agreement dated October 1, 2007 between Registrant and ALPS Distributors, Inc. with respect to the Listed Private Equity Fund.(13)

	(j)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer with respect to the Listed Private Equity, Activa Value, and Clough China Funds.(13)

	(k)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity, Activa Value, and Clough China Funds.(13)

	(l)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity, Activa Value, and Clough China Funds.(13)

	(m)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm with respect to the Listed Private Equity, Activa Value, and Clough China Funds.(13)

(8)		None.

(9)	(a)

Custodian Contract dated May 6, 1994 between Registrant and State Street Bank and Trust Company, N.A. with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund) Funds.(1)

	(b)	Custodian Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the Listed Private Equity Fund.(10)

	(c)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the Listed Private Equity Fund.(10)

	(d)	Form of Custodian Agreement between Registrant and Union Bank of California with respect to the Activa Value Fund.(12)

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	(e)	Form of Amendment to Custodian Agreement between Registrant and Bank of New York with respect to the Clough China Fund.(13)

	(f)	Form of Amendment to Foreign Custody Manager Agreement between Registrant and Bank of New York with respect to the Clough China Fund.(13)

(10)	(a)	Distribution and Services Plan — Listed Private Equity Fund, Class A adopted as of September 4, 2007.(9)

	(b)	Distribution and Services Plan — Listed Private Equity Fund, Class R adopted as of September 4, 2007.(9)

	(c)	Rule 18f-3 Plan — Listed Private Equity Fund effective September 4, 2007.(9)

	(d)	Form of Distribution and Services Plan — Activa Value Fund, Class A.(12)

	(e)	Form of Rule 18f-3 Plan — Activa Value Fund.(12)

	(f)	Form of Distribution and Services Plan — Clough China Fund, Class A.(13)

	(g)	Form of Distribution and Services Plan — Clough China Fund, Class C.(13)

	(h)	Form of Rule 18f-3 Plan — Clough China Fund.(13)

(11)	(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Clough China Fund.(14)

(12)	(a)	Form of Tax Opinion of Davis Graham & Stubbs LLP, counsel to Registrant.(13)

(13)	(a)

Administration Agreement dated September 19, 2001 between ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) and Registrant with respect to the U.S. Treasury Money Market, U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) and Prime Money Market Funds.(3)

	(b)	Addendum 1 dated September 1, 2006 to the Administration Agreement dated September 19, 2001 between ALPS Mutual Fund Services, Inc. (n/k/a ALPS Fund Services, Inc.) and Registrant with

5

respect to the U.S. Treasury Money Market, U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) and Prime Money Market Funds.(11)

(c)

Addendum 2 dated April 9, 2007 to the Administration Agreement dated September 19, 2001 between ALPS Fund Services, Inc. and Registrant with respect to the U.S. Treasury Money Market, American Freedom U.S. Government Money Market and Prime Money Market Funds.(8)

(d)

Amendment dated April 30, 2008 to the Administration Agreement dated September 19, 2001 between ALPS Fund Services, Inc. and Registrant with respect to the U.S. Treasury Money Market, American Freedom U.S. Government Money Market and Prime Money Market Funds.(11)

(e)	Termination letter dated December 1, 2006 of the Administration Agreement between ALPS Fund Services, Inc. and Registrant with respect to the American Freedom U.S. Government Money Market Fund.(8)

(f)

Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(11)

(g)

Addendum dated September 1, 2006 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(8)

(h)

Amended Appendix A dated January 1, 2007 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(9)

(i)

Amendment dated March 21, 2007 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect the with respect to the Prime Money Market, U.S. Treasury Money

6

Market and American Freedom U.S. Government Money Market Funds.(9)

(j)

Addendum No. 2 dated April 9, 2007 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(8)

(k)

Amendment dated April 30, 2008 to the Amended and Restated Transfer Agency and Service Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

(l)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(9)

(m)

Form of Amendment No. 2 with respect to the Activa Value Fund to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(12)

(n)

Form of Amendment No. 3 with respect to the Clough China Fund to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(13)

(o)

Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a American Freedom U.S. Government Money Market Fund) Funds.(11)

(p)

Amended Appendix A dated August 28, 2003 to the Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Mutual Funds Services (n/k/a ALPS Fund Services, Inc.) with respect to the Prime Money Market, U.S. Treasury Money Market and U.S. Government Money Market (n/k/a as American Freedom U.S. Government Money Market Fund) Funds.(6)

(q)	Amendment No. 2 to Appendix A dated January 1, 2007 to the Amended and Restated Bookkeeping and Pricing Agreement dated

7

September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(9)

(r)

Amendment No. 3 dated April 30, 2008 to the Amended and Restated Bookkeeping and Pricing Agreement dated September 15, 2000 between Registrant and ALPS Fund Services, Inc. with respect to the Prime Money Market, U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

(s)	Assumption Agreement dated April 2, 2001 among the Registrant, ALPS Mutual Funds Services, Inc. (n/k/a ALPS Fund Services, Inc.) and ALPS Distributors, Inc. related to the Registrant.(5)

(t)	Form of Purchase Agreement between Registrant and FGIC Securities Purchase, Inc. with respect to the U.S. Treasury Money Market Fund and the Short-Term U.S. Government Income Fund.(2)

(u)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(9)

(v)

Form of Amendment No. 1 with respect to the Activa Value Fund to the Fund Accounting and Administration Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(12)

(w)

Form of Amendment No. 2 with respect to the Clough China Fund to the Fund Accounting and Administration Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Listed Private Equity Fund.(13)

(x)

Fee Waiver Letter Agreement dated August 1, 2006 between Registrant and SSgA Funds Management, Inc. dated August 1, 2006 with respect to the Prime Money Market, U.S. Treasury Money Market, U.S. Government Money Market and American Freedom U.S. Government Money Market Funds.(7)

(y)

Fee Waiver Letter Agreement dated August 1, 2008 between Registrant and ALPS Fund Services, Inc. with respect to the U.S. Treasury Money Market and American Freedom U.S. Government Money Market Funds.(11)

(z)	Fee Waiver Letter Agreement dated April 30, 2009 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the

8

Listed Private Equity Fund.(12)

	(aa)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Activa Value Fund.(12)

	(bb)	Form of Fee Waiver Letter Agreement between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(13)

(14)		Consent of Independent Registered Public Accounting Firm with respect to the Clough China Fund (filed herewith).

(15)		None.

(16)		Power of Attorney dated August 13, 2009.(13)

(17)	(a)	Code of Ethics for Registrant, revised as of March 13, 2006.(7)

	(b)	Code of Ethics for ALPS Distributors, Inc. revised as of February 3, 2006.(7)

	(c)	Code of Ethics for SSgA Funds Management, Inc. is not provided because they are adviser only to Registrant’s money market funds.

	(d)	Code of Ethics for ALPS Advisers, Inc. (n/k/a ALPS Advisors, Inc.) as of December 29, 2006.(8)

	(e)	Code of Ethics for Red Rocks Capital LLC as of December 31 2008, as amended.(12)

	(f)	Code of Ethics for Wellington Management Company, LLP as of October 1, 2008.(12)

	(g)	Code of Ethics for Clough Capital Partners, LP, revised as of May 2, 2007.(13)

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 5 to Registrant’s Registration Statement filed on August 28, 1996.
(3)	Incorporated by reference to the Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on June 5, 2002.
(4)	Incorporated by reference to the Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on August 28, 2002.
(5)	Incorporated by reference to the Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on August 28, 2003.

9

(6)	Incorporated by reference to the Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on June 9, 2005.
(7)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(8)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(9)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(10)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(11)	Incorporated by reference to the Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on August 28, 2008.
(12)	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on June 12, 2009.
(13)	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 20, 2009.

(14)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 filed on September 28, 2009.

Item 17.                                                       Undertakings.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant agrees to file in a post-effective amendment to this registrant statement a final tax opinion upon the closing of the transaction.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on October 5, 2009.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John R. Moran, Jr.	Trustee and Interim Chairman	October 5, 2009
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	October 5, 2009
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	October 5, 2009
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	October 5, 2009
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	October 5, 2009
Michael “Ross” Shell*

/s/ Edmund J. Burke	President, Trustee	October 5, 2009
Edmund J. Burke

/s/ Jeremy O. May	Treasurer	October 5, 2009
Jeremy O. May

*      Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 13, 2009.

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Exhibit List

Exhibits.	Description
(14)	Consent of Independent Registered Public Accounting Firm with respect to the Clough China Fund.

12